Page 1 of ____

                                                     SEC Registration Nos.
                                                    33-45829 and 811-06563


                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933


         Post-Effective Amendment No. 5        XX


                                  and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940


         Post-Effective Amendment No. 5        XX



                     Calvert World Values Fund, Inc.
            (Exact Name of Registrant as Specified in Charter)

                          4550 Montgomery Avenue
                               Suite 1000N
                         Bethesda, Maryland 20814
                 (Address of Principal Executive Offices)

              Registrant's Telephone Number: (301) 951-4800

                        William M. Tartikoff, Esq.
                          4550 Montgomery Avenue
                               Suite 1000N
                         Bethesda, Maryland 20814
                 (Name and Address of Agent for Service)


It is proposed that this filing will become effective


__ Immediately upon filing                           XX on January 31, 1996
pursuant to paragraph (b)                            pursuant to paragraph (b)


__ 60 days after filing                              __ on (date)
pursuant to paragraph (a)                            pursuant to paragraph (a)

of Rule 485.



Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of common stock are being registered by this Registration Statement. On November 29, 1995,
Registrant filed a Rule 24f-2 notice for its fiscal year ended September
30, 1995.



                         Calvert World Values Fund, Inc.
                     Form N-1A Cross Reference Sheet

Item number                                 Prospectus Caption

        1.                                  Cover Page
        2.                                  Fund Expenses
        3.                                  Financial Highlights
                                            Yield or Total Return
        4.                                  Investment Objective and Policies
                                            Management of the Fund
        5.                                  Management of the Fund
        6.                                  Alternative Sales Options
                                            Management of the Fund
                                            Dividends and Taxes
        7.                                  How to Buy Shares
                                            Management of the Fund
                                            Net Asset Value
                                            Reduced Sales Charge
                                            When Your Account Will Be Credited
                                            Exchanges
        8.                                  Alternative Sales Options
                                            How to Sell Your Shares
        9.                                  *

                                            Statement of Additional
Information Caption

        10.                                 Cover Page
        11.                                 Table of Contents
        12.                                 General Information
        13.                                 Investment Objective and Policies
                                            Investment Restrictions
                                            Portfolio Transactions
        14.                                 Directors and Officers
        15.                                 Directors and Officers
        16.                                 Investment Advisor
                                            Administrative Services
                                            Independent Accountants and
        Custodians
                                            Method of Distribution
        17.                                 Portfolio Transactions
        18.                                 General Information
        19.                                 Purchase and Redemptions of Shares
                                            Valuation of Shares
        20.                                 Tax Matters
        21.                                 Administrative Services
        22                                  Calculation of Yield and
                                              Total Return
        23.                                 Financial Statements

*  Inapplicable or negative answer

                                                              Part A

PROSPECTUS
January 31, 1996


CALVERT WORLD VALUES FUND, INC.
GLOBAL EQUITY FUND
4550 Montgomery Avenue, Bethesda, Maryland 20814

INVESTMENT OBJECTIVE

The investment objective of Calvert World Values Fund, Inc., Global Equity Fund (the "Fund") is to achieve a high total return consistent with reasonable risk, by investing primarily in a globally diversified portfolio of equity securities. To the extent possible, investments are made in enterprises that make a significant contribution to our global society through their products and services and through the way they do business. In particular, the Fund intends to invest a part of its assets in companies with strong interest in the environment, human rights and health care. Investments must satisfy both the financial and social criteria of the Fund.

PURCHASE INFORMATION

The Fund offers two classes of shares, each with different expense levels and sales charges. You may choose to purchase (i) Class A shares, with a sales charge imposed at the time you purchase the shares ("front-end sales charge"); or (ii) Class C shares which impose neither a front-end sales charge nor a contingent deferred sales charge. Class C shares are not available through all dealers. Class C shares have a higher level of expenses than Class A shares, including higher Rule 12b-1 fees. These alternatives permit you to choose the method of purchasing shares that is most beneficial to you, depending on the amount of the purchase, the length of time you expect to hold the shares, and other circumstances. See "Alternative Sales Options" for further details.

ADVISORS
Calvert Asset Management Company, Inc. is the Fund's Advisor, responsible for overall management and supervision of the Fund's investment and day-to-day management. Murray Johnstone International, Ltd. is the Fund's Sub-Advisor, responsible for asset allocation and selection of the specific investments for the Fund. See "Management of the Fund."

TO OPEN AN ACCOUNT
Call your broker, or complete and return the enclosed Account
Application. Minimum initial investment is $2,000 (may be lower for certain retirement plans).

ABOUT THIS PROSPECTUS
Please read this Prospectus before investing. It is designed to provide you with information you ought to know before investing and to help you decide if the Fund's goals match your own. Keep this document for future reference.


A Statement of Additional Information (dated January 31, 1996) for the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference. This free Statement is available upon request from the Fund: 800-368-2748.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. WHEN INVESTORS SELL SHARES OF THE FUND, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID.


FUND EXPENSES

A.  Shareholder Transaction Costs            Class A      Class C
    Maximum Front-End Sales Charge on        4.75%         None
    Purchases (as a percentage of offering
    price)
    Contingent Deferred Sales Charge         None          None


B.  Annual Fund Operating Expenses - Fiscal
    Year 1995
    (as a percentage of average net assets,
    after expense reimbursement/fee waiver)


    Management Fees                          1.10%         1.10%
    Rule 12b-1 Service and Distribution Fees
                                             0.25%         1.00%
    Other Expenses                           0.58%         1.02%


    Total Fund Operating Expenses<F1>        1.93%         3.12%



C. Example:           You would pay the following expenses on a $1,000
                      investment, assuming (1) 5% annual return; (2) redem period; and (3) for Class A, payment of maximum initial sales charge at time of purchase:


                  1 Year           3 Years     5 Years      10 Years
Class A           $66              $105        $147         $262
Class C           $31              $96         $164         $343

<F1> Net Fund Operating Expenses after reduction for fees paid indirectly were: Class A 1.79% and Class C 2.99%.



The example, which is hypothetical, should not be considered a representation of past or future expenses. Actual expenses and return may be higher or lower than those shown.


Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Fund would bear directly (shareholder transaction costs) or indirectly (annual fund operating expenses).

      A. Shareholder Transaction Costs are charges you pay when you buy or sell shares of the Fund. See "Reduced Sales Charges" at Exhibit A to see if you qualify for possible reductions in the sales charge. If you request a wire redemption of less than $1,000, you will be charged a $5 wire fee.


      B. Annual Fund Operating Expenses. Management Fees are paid by the Fund to Calvert Asset Management Company, Inc. ("Investment Advisor") for managing the Fund's investments and business affairs. Management fees include the Sub-Advisory fee paid by the Investment Advisor to Murray Johnstone International, Ltd., ("Sub-Advisor"), and the Administrative Service fee paid to Calvert Administrative Services Company. The Fund incurs Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in the Fund's daily share price and are not charged directly to individual shareholder accounts. Please refer to "Management of the Fund" for further information.

     The Advisor may voluntarily defer fees or assume expenses of the Fund. For the year ended September 30, 1995, no fees were waived or and some expenses were reimbursed for Class C Shares. However, 0.14% of fees were paid indirectly. Without the fee reduction, Other Expenses would have been 1.16%, and Total Fund Operating Expenses for Class C Shares would have been 3.25%. The Investment Advisory Agreement provides that the Advisor may later, to the extent permitted by law, recapture any fees it deferred or expenses it assumed during the two prior years provided, however, that total Annual fund Operating Expenses for Class A shall not exceed 2.00% of average net assets during any year in which the Advisor elects to exercise the recapture provision. The above table reflects these agreements, although there was no recapture of fees in fiscal year 1995.



          The Fund's Rule 12b-1 fees include an asset-based sales charge. Thus, long-term shareholders in the Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.


FINANCIAL HIGHLIGHTS


The following table provides information about the financial history of the Fund's Class A and C shares. It expresses the information in terms of a single share outstanding for the Fund throughout each period. The table has been audited by Coopers & Lybrand, independent accountants, whose report on the period from July 2, 1992 (commencement of operations) through September 30, 1995 is included in the Annual Report to Shareholders of the Fund. The table should be read in conjunction with the financial statements and their related notes. The current Annual Report to Shareholders is incorporated by reference into the Statement of Additional Information.

                                               Class A Shares
                                               Year Ended
                                               September 30, 1995


Net asset value, beginning of period           $17.99

Income from investment operations
Net investment income                             .11
Net realized and unrealized gain
(loss) on investments                             .38
Total from investment operations                  .49

Distributions to shareholders
Dividends from net investment income               --
Distribution in excess of net
investment income                                  --
Distribution from net realized gains             (.86)
Total Distributions                              (.86)

Total increase (decrease) in
net asset value                                  (.37)

Net asset value, end of period                 $17.62

Total return<F4>                                 3.19%

Ratio to average net assets:
Net investment income (loss)                      .68%
Total expenses<F5>                               1.93%
Net expenses                                     1.79%
Expenses reimbursed and/or waived                  --

Portfolio turnover                                 73%

Net assets, end of period (in thousands)       $191,586

Number of shares outstanding
at end of year (in thousands)                    10,876

<F4>Total  return is not  annualized for periods of less than one year and does not reflect deduction of Class A front-end sales charge.
<F5>Effective  September  30, 1995,  this ratio  reflects  total  expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



                                               Class A Shares
                                               Year Ended
                                               September 30, 1994


Net asset value, beginning of period           $16.35

Income from investment operations
Net investment income                           --
Net realized and unrealized gain
(loss) on investments                            2.14
Total from investment operations                 2.14

Distributions to shareholders
Dividends from net investment income             (.03)
Distribution in excess of net
investment income                                (.04)
Distribution from net realized gains             (.43)
Total Distributions                              (.50)

Total increase (decrease) in
net asset value                                  1.64

Net asset value, end of period                 $17.99

Total return<F4>                               13.44%

Ratio to average net assets:
Net investment income (loss)                    (.04%)
Total expenses<F5>                               --
Net expenses                                    1.96%
Expenses reimbursed and/or waived                .04%

Portfolio turnover                                78%

Net assets, end of period (in thousands)       $175,543

Number of shares outstanding
at end of year (in thousands)                     9,755

<F4>Total  return is not  annualized for periods of less than one year and does not reflect deduction of Class A front-end sales charge.
<F5>Effective  September  30, 1995,  this ratio  reflects  total  expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



                                               Class A Shares
                                               Year Ended
                                               September 30, 1993


Net asset value, beginning of period           $14.31

Income from investment operations
Net investment income                             .08
Net realized and unrealized gain
(loss) on investments                            2.04
Total from investment operations                 2.12

Distributions to shareholders
Dividends from net investment income             (.05)
Distribution in excess of net
investment income                                 --
Distribution from net realized gains             (.03)
Total Distributions                              (.08)

Total increase (decrease) in
net asset value                                  2.04

Net asset value, end of period                 $16.35

Total return<F4>                                14.95%

Ratio to average net assets:
Net investment income (loss)                     .80%
Total expenses<F5>                              --
Net expenses                                    1.50%
Expenses reimbursed and/or waived                .20%

Portfolio turnover                                35%

Net assets, end of period (in thousands)      $54,280

Number of shares outstanding
at end of year (in thousands)                   3,319

<F4>Total  return is not  annualized for periods of less than one year and does not reflect deduction of Class A front-end sales charge.
<F5>Effective  September  30, 1995,  this ratio  reflects  total  expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.




                                               Class A Shares
                                               From Inception
                                               July 2, 1992
                                               Through
                                               September 30, 1992


Net asset value, beginning of period           $15.00

Income from investment operations
Net investment income                             .02
Net realized and unrealized gain
(loss) on investments                            (.71)
Total from investment operations                 (.69)

Distributions to shareholders
Dividends from net investment income              --
Distribution in excess of net
investment income                                 --
Distribution from net realized gains              --
Total Distributions                               --

Total increase (decrease) in
net asset value                                  (.69)

Net asset value, end of period                 $14.31

Total return<F4>                                (4.60%)

Ratio to average net assets:
Net investment income (loss)                     1.23%(a)
Total expenses<F5>                                --
Net expenses                                     1.01%(a)
Expenses reimbursed and/or waived                 .60%(a)

Portfolio turnover                                --

Net assets, end of period (in thousands)       $8,440

Number of shares outstanding
at end of year (in thousands)                     590

(a) Annualized
<F4>Total  return is not  annualized for periods of less than one year and does not reflect deduction of Class A front-end sales charge.
<F5>Effective  September  30, 1995,  this ratio  reflects  total  expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



                                               Class C Shares
                                               Year Ended
                                               September 30, 1995


Net asset value, beginning of period           $17.86

Income from investment operations
Net investment income                            (.05)
Net realized and unrealized gain
(loss) on investments                             .32
Total from investment operations                  .27

Distributions to shareholders
Dividends from net investment income            --
Distribution in excess of net
investment income                               --
Distribution from net realized gains           (.85)
Total Distributions                            (.85)
Total increase (decrease) in
net asset value                                (.58)

Net asset value, end of period                 $17.28

Total return<F4>                               1.95%

Ratio to average net assets:
Net investment income (loss)                   (.47%)
Total expenses<F5>                             3.12%
Net expenses                                   2.99%
Expenses reimbursed and/or waived              .13%

Portfolio turnover                             73%

Net assets, end of period (in thousands)       $6,061

Number of shares outstanding
at end of year (in thousands)                  351

<F4>Total  return is not  annualized for periods of less than one year and does not reflect deduction of Class A front-end sales charge.
<F5>Effective  September  30, 1995,  this ratio  reflects  total  expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



                                               Class C Shares
                                               From Inception
                                               March 1, 1994
                                               Through
                                               September 30, 1994

Net asset value, beginning of period           $18.24

Income from investment operations
Net investment income                          (.06)
Net realized and unrealized gain
(loss) on investments                          (.32)
Total from investment operations               (.38)

Distributions to shareholders
Dividends from net investment income            --
Distribution in excess of net
investment income                               --
Distribution from net realized gains            --
Total Distributions                             --

Total increase (decrease) in
net asset value                                (.38)

Net asset value, end of period                 $17.86

Total return<F4>                               (1.27%)

Ratio to average net assets:
Net investment income (loss)                   (1.16%(a)
Total expenses<F5>                             --
Net expenses                                   3.32%(a)
Expenses reimbursed and/or waived              .50%(a)

Portfolio turnover                             78%

Net assets, end of period (in thousands)       $3,620

Number of shares outstanding
at end of year (in thousands)                  203

(a) Annualized
<F4>Total  return is not  annualized for periods of less than one year and does not reflect deduction of Class A front-end sales charge.
<F5>Effective  September  30, 1995,  this ratio  reflects  total  expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.




INVESTMENT OBJECTIVE AND POLICIES

Investment Objective

The Fund seeks to provide a high total return consistent with reasonable risk by investing primarily in a globally diversified portfolio of equity securities. All investments are screened for financial and social criteria. There is, of course, no assurance that the Fund will be successful in meeting its objective.

Under normal circumstances, the Fund will invest at least 65% of its assets in equity securities.

The Fund will invest primarily in common stocks of established foreign and U.S. companies believed by the Sub-Advisor to have potential for capital growth, income or both. Companies are considered established if their securities are traded on a recognized stock exchange. However, the Fund may invest in any other type of security including, but not limited to, convertible securities, preferred stocks, bonds, notes and other debt securities of companies, (including Euro-currency instruments and securities) or of any international agency (such as the Asian Development Bank or Inter-American Development Bank) or obligations of domestic or foreign governments and their political subdivisions, and in foreign currency transactions. See "Debt Obligations." The Fund may establish and maintain reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund's reserves may be invested in domestic as well as foreign short-term money market instruments including, but not limited to, U.S. and foreign government and agency obligations, and obligations of supranational entities, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. Any money market instruments will be rated at least A-2/P-2 or better by a nationally recognized statistical rating organization such as Standard and Poor's or Moody's, or, if unrated, determined by the Advisor or Sub-Advisor to be of equivalent credit quality. The Fund may also engage in certain options transactions, and enter into futures contracts and related options for hedging purposes. (See "Investment Techniques and Risks.")

Under normal circumstances, the Fund will invest at least 65% of its assets in the securities of issuers in no less than three countries, one of which may be the USA.

The Fund makes investments in various countries. Under normal circumstances, business activities in a number of different foreign countries will be represented in the Fund's investments. The Fund may, from time to time, have more than 25% of its assets invested in any major industrial or developed country which in the view of the Sub-Advisor poses no unique investment risk. The Sub-Advisor considers an investment in a given foreign country to have "no unique investment risk" if the Fund's investment in that country is not disproportionate to the relative size of the country's market versus the Morgan Stanley Capital International Europe-Far East-Asia (EFEA) or World Index or other comparable index, and if the capital markets in that country are mature, and of sufficient liquidity and depth. Under exceptional economic or market conditions, the Fund may invest substantially all of its assets in only one or two countries, or in U.S. government obligations or securities of companies incorporated in and having their principal activities in the U.S.

The Sub-Advisor considers several factors in determining the various countries in which to invest.

In determining the appropriate distribution of investments among various countries and geographic regions, the Sub-Advisor ordinarily will consider the following factors: prospects for relative economic growth among foreign countries; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions; the outlook for currency relationships and the range of individual investment opportunities available to the global investor. The Fund may make investments in developing countries, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. A country is considered to be a developing country if it is not included in the Morgan Stanley Capital International World Index. Examples of developing countries would currently include countries such as Argentina, Brazil, Indonesia, Taiwan, Mexico, Turkey, Chile, India, and Korea. Investing in developing countries often involves risk of high inflation, high sensitivity to commodity prices, and government ownership of the biggest industries in that country. Investing in developing countries also involves a higher probability of occurrence of the risks of investing in foreign securities in general, including but not limited to, less financial information available, relatively illiquid markets, and the possibility of adverse government action (see "Risk Factors" below). No more than 30% of the Fund's net assets may be invested in the securities of issuers located in developing countries. In the past, markets of developing countries have been more volatile than the markets of developed countries; however, such markets often have provided higher long-term rates of return to investors. The Sub-Advisor believes that these characteristics may be expected to continue in the future.

Generally, the Fund will not trade in securities for short-term profits, but, when circumstances warrant, securities may be sold without regard to the length of time held.

Debt obligations

Although the Fund invests primarily in equity securities, it may invest up to 35% of its net assets in debt securities, excluding money market instruments. Of this, at least 30% will be of the highest credit quality available (rated AAA or Aaa by Standard & Poor's (S&P) or Moody's, respectively, or if not rated by S&P or Moody's, then determined by the Sub-Advisor to be of equivalent credit quality). All fixed income instruments are subject to interest-rate risk; that is, when market interest rates rise, the current principal value of a bond will decline. The remaining 5% of Fund assets that may be invested in debt securities may be rated lower than AAA or Aaa, but in no event lower than BBB or Baa, or, if unrated, then determined by the Sub-Advisor to be of equivalent credit quality. The Sub-Advisor does not intend to purchase any bonds rated lower than AAA unless the instrument provides an opportunity to invest in an attractive company in which an equity investment is not currently available or desirable.

The Fund will not buy any bonds rated less than investment grade. If a change in credit quality after acquisition by the Fund causes the bond to no longer be investment grade, the Sub-Advisor will generally dispose of the bond if necessary to keep its holdings, if any, of such bonds to 5% or less of the Fund's assets. See the Statement of Additional Information, "Credit Quality" and "Appendix--Corporate Bond and Commercial Paper Ratings" for more information on bond ratings and credit quality.

Foreign Government Securities

The Sub-Advisor may from time to time invest in the debt instruments of foreign sovereign governments. These may include short-term treasury bills, notes and long-term bonds, and will only be considered for investment by the Fund if they have the full guarantee of the government in question. The Sub-Advisor will not invest in foreign government securities with a rating by Moody's Investors Services lower than AA2.

RISK FACTORS

An investment in the Fund is subject to various risks. The net asset value will fluctuate in response to changes in market conditions and the value of the Fund's portfolio investments. The Fund's use of certain investment techniques, such as foreign currency options, involve special risks. See "Investment Techniques and Related Risks."

There are substantial and different risks involved in investing in foreign securities. You should consider these risks carefully. For example, there is generally less publicly available information about foreign companies than is available about companies in the U.S. Foreign companies are not subject to uniform audit and financial reporting standards, practices and requirements comparable to those in the U.S.

Foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be returned to the country of origin, based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies in connections with purchases and sales of foreign securities.

Foreign stock markets are generally not as developed or efficient as those in the U.S. In most foreign markets volume and liquidity are less than in the U.S. and, at times, volatility of price can be greater than that in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges. There is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S.

There is also the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or diplomatic developments which could adversely affect investments, assets or securities transactions of the Fund in some foreign countries. The Fund is not aware of any investment or exchange control regulations which might substantially impair the operations of the Fund as described, although this could change at any time.


Many foreign securities are represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depositary Receipts and Global Depositary Receipts. ADRs are U.S. dollar-denominated and are traded in the U.S. on exchanges or over the counter. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Fund may avoid some currency risks and liquidity risks during the settlement period for either purchases or sales. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. In general, there is a large, liquid market in the U.S. for many ADRs. The Fund may also invest in European Depositary Receipts ("EDRs"), which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security.


The dividends and interest payable on certain of the Fund's foreign securities may be subject to foreign withholding taxes, thus reducing the net amount available for distribution to the Fund's shareholders. You should understand that the expense ratio of the Fund can be expected to be higher than those of investment companies investing only in domestic securities since the costs of operations are higher.

INVESTMENT TECHNIQUES and RELATED RISKS

The Fund may write covered call options and purchase call and put options on securities and security indices, and may write secured put options and enter into option transactions on foreign currency. It may also engage in transactions in financial futures contracts and related options for hedging purposes, and invest in repurchase agreements. These investment techniques and the related risks are summarized below and are described in more detail in the Statement of Additional Information.

Writing (Selling) Call and Put Options

A call option on a security, security index or a foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to buy the underlying security, index or foreign currency at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a call option on an individual security or foreign currency has the obligation to sell the underlying security or currency at the exercise price. A call option on a securities index is similar to a call option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are to be made in cash. A call option may be terminated by the writer (seller) by entering into a closing purchase transaction in which it purchases an option of the same series as the option previously written.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period.

Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

The Fund may write exchange-traded call options on its securities. Call options may be written on portfolio securities, securities indices, or foreign currencies. With respect to securities and foreign currencies, the Fund may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Fund will own the underlying securities. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged. Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicate the movement of the index. The Fund may not write options on more than 50% of its total assets. Management presently intends to cease writing options if and as long as 25% of such total assets are subject to outstanding options contracts or if required under regulations of state securities administrators.

The Fund may write call and put options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of portfolio securities or foreign currencies will be offset to the extent of the premiums received (net of transaction costs). If an option is exercised, the premium received on the option will effectively increase the exercise price or reduce the difference between the exercise price and market value.

During the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to the Fund's ability to close out options it has written.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for an appreciation above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to the Fund's ability to close out options it has written.

Purchasing Call and Put Options, Warrants and Stock Rights

The Fund may invest up to an aggregate of 5% of its total assets in exchange-traded or over-the-counter call and put options on securities and securities indices and foreign currencies. Purchases of such options may be made for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The Fund may invest in call and put options whenever, in the opinion of the Advisor or Sub-Advisor, a hedging transaction is consistent with its investment objectives. The Fund may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security or foreign currency. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold. Purchasing a call or put option involves the risk that the Fund may lose the premium it paid plus transaction costs.

Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security rather than an option writer, and they generally have longer expiration dates than call options. The Fund may invest up to 5% of its net assets in warrants and stock rights, but no more than 2% of its net assets in warrants and stock rights not listed on the New York Stock Exchange or the American Stock Exchange.

Financial Futures and Related Options

The Fund may enter into financial futures contracts and related options as a hedge against anticipated changes in the market value of their portfolio securities or securities which they intend to purchase or in the exchange rate of foreign currencies. Hedging is the initiation of an offsetting position in the futures market which is intended to minimize the risk associated with a position's underlying securities in the cash market. Investment techniques related to financial futures and options are summarized below and are described more fully in the Statement of Additional Information.

Financial futures contracts consist of interest rate futures contracts, foreign currency futures contracts and securities index futures contracts. An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A foreign currency futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the foreign currency called for in the contract at a specified future time and at a specified price. (See "Foreign Currency Transactions.") A securities index assigns relative values to the securities included in the index, and the index fluctuates with changes in the market values of the securities so included. A securities index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

The Fund may purchase and sell financial futures contracts which are traded on a recognized exchange or board of trade and may purchase exchange or board-traded put and call options on financial futures contracts. It will engage in transactions in financial futures contracts and related options only for hedging purposes and not for speculation. In addition, the Fund will not purchase or sell any financial futures contract or related option if, immediately thereafter, the sum of the cash or U.S. Treasury bills committed with respect to its existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of its total assets. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate high-grade debt obligations equal to the market value of the futures contract minus the Fund's initial margin deposit with respect thereto, will be deposited in a segregated account with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Fund may enter into financial futures contracts and related options may also be limited by requirements of the Internal Revenue Code of 1986 for qualification as a regulated investment company.

Closing out a Futures Position -- Risks

The Fund may close out its position in a futures contract or an option on a futures contract only by entering into an offsetting transaction on the exchange on which the position was established and only if there is a liquid secondary market for the futures contract. If it is not possible to close a futures position entered into by the Fund, the Fund could be required to make continuing daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. The inability to close futures or options positions could have an adverse effect on the Fund's ability to hedge effectively. There is also risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract. The success of a hedging strategy depends on the Sub-Advisor's ability to predict the direction of interest rates and other economic factors. The correlation is imperfect between movements in the prices of futures or options contracts, and the movements of prices of the securities which are subject to the hedge. If the Fund used a futures or options contract to hedge against a decline in the market, and the market later advances (or vice-versa), the Fund may suffer a greater loss than if it had not hedged.

Foreign Currency Transactions

The value of the Fund's assets as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward contract in United States dollars for the purchase or sale of the amount of foreign currency involved in the underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The Fund may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

When the Advisor or the Sub-Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market values of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, it would realize gains to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Fund may have to convert its holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

Repurchase agreements

Repurchase agreements are arrangements under which the Fund buys securities and the seller simultaneously agrees to repurchase the securities at a specified time and price. The Fund may engage in repurchase agreements to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Directors. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year, and are considered illiquid if not terminable within seven days.

The Fund may lend its portfolio securities.

The Fund may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, provided the value of the securities loaned from the Fund will not exceed 10% of the Fund's assets. Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills; the amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.

The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.

Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the Advisor or Sub-Advisor deems creditworthy and only on such terms the Advisor or Sub-Advisor believes should compensate for such risk. On termination of the loan the borrower is obligated to return the securities to the Fund. The Fund will realize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

The Fund's investment objective and those policies set forth as fundamental investment restrictions may not be changed without shareholder approval. The Fund's Statement of Additional Information describes additional policies and restrictions concerning the portfolio investments of the Fund.

High Social Impact Investments

The Fund has adopted a non-fundamental policy that permits it to invest up to three percent of its assets in investments in securities that offer a rate of return below the then prevailing market rate and that present attractive opportunities for furthering the Fund's social criteria ("High Social Impact Investments"). In applying this restriction, the percentage of assets in such securities shall be based upon the aggregate cumulative value at the time of the respective acquisitions of such securities currently held by the Fund. Such securities are typically illiquid and unrated and generally considered non-investment grade debt securities which involve a greater risk of default or price decline than investment-grade securities. Through diversification and credit analysis and limited maturity, investment risk can be reduced, although there can be no assurance that losses will not occur.

Special Equities and Private Placements

Due to the particular social objective of the Fund, opportunities may exist to promote especially promising approaches to social goals through privately placed investments. The Special Equities Committee of the Board of Directors identifies, evaluates, and selects these investments, subject to ratification by the Board. The private placement investments undertaken by the Fund, if any, may be subject to a high degree of risk. Such investments may involve relatively small and untried enterprises that have been selected in the first instance because of some attractive social objectives or policies.

Many private placement investments have no readily available market and may therefore be considered illiquid. Fund investments in private placements and other securities for which market quotations are not readily available are valued at fair market value as determined by the Advisor or Sub-Advisor under the direction and control of the Board.

SOCIAL SCREENS

The Fund carefully reviews company policies and behavior regarding social issues important to global quality of life:
-environment
-human rights
-nuclear energy
-weapons systems
-alcohol/tobacco
-health care.

The Fund currently observes the following operating policies which may be changed by the Fund's Board of Directors without shareholder approval: (1) the Fund actively seeks to invest in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving and enhancing our natural environment through their operations and products, and avoiding companies with poor environmental records; (2) the Fund will not invest in issuers which the Advisor or Sub-Advisor ascertains contribute to human rights abuses in other countries; (3) the Fund will not invest in producers of nuclear power or nuclear weapons, or companies with more than 10% of revenues derived from the production or sale of weapons systems; and (4) the Fund will not invest in companies which derive more than 10% of revenues from the production of alcohol or tobacco products, and actively seeks to invest in companies whose products or services improve the quality of or access to health care, including public health and preventative medicine.

The Fund believes that there are long-term benefits inherent in an investment philosophy that demonstrates concern for the environment, human rights, economic priorities, and international relations. Those enterprises which exhibit a social awareness measured in terms of the above attributes and considerations should be better prepared to meet future societal needs for goods and services. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to provide a positive return to both investors and society as a whole.

TOTAL RETURN

The Fund may advertise total return for each class. Total return is based on historical results and is not intended to indicate future performance.

Total return is calculated separately for each class. It includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. The total return of a class shows its overall change in value, including changes in share price and assuming all of the class' dividends and capital gain distributions are reinvested. A cumulative total return reflects the class' performance over a stated period of time. An average annual total return reflects the hypothetical annual compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the returns, you should recognize that they are not the same as actual year-by-year results. Both types of total return usually will include the effect of paying the front-end sales charge, in the case of Class A shares. Of course, total returns will be higher if sales charges are not taken into account. Quotations of "overall return" do not reflect deduction of the sales charge. You should consider overall return figures only if you qualify for a reduced sales charge, or for purposes of comparison with comparable figures which also do not reflect sales charge, such as mutual fund averages compiled by Lipper Analytical Services, Inc. ("Lipper"). Further information about the Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge.

MANAGEMENT OF THE FUND

The Fund's Board of Directors supervises the Fund's activities and reviews its contracts with companies that provide it with services.

The Fund is a series of Calvert World Values Fund, Inc., an open-end diversified management investment company organized as a Maryland corporation on February 14, 1992. The other series of Calvert World Values Fund, Inc. is Calvert Capital Accumulation Fund.

The Fund is not required to hold annual shareholder meetings, but special meetings may be called for purposes such as electing or removing directors, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share of the Fund you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

Calvert Asset Management serves as Advisor to the Fund.

Calvert Asset Management Company, Inc. (the "Advisor") is the Fund's investment advisor. The Advisor provides the Fund with investment supervision and management, administrative services and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Directors who are affiliated persons of the Advisor. The Advisor may also assume and pay certain advertising and promotional expenses of the Fund and reserves the right to compensate broker-dealers in return for their promotional or administrative services. The Fund pays all other operating expenses as noted in the Statement of Additional Information.

The Fund's organizational expenses in the amount of $52,847 were advanced to the Fund by the Advisor. These expenses are being amortized over a sixty-month period which commenced on July 2, 1992. In the event that the Fund liquidates before the deferred organization expenses are fully amortized, the Advisor shall bear such unamortized deferred organization expenses.

The Advisor serves as investment advisor to six other registered investment companies in the Calvert Group of Funds: First Variable Rate Fund for Government Income; Calvert Tax-Free Reserves; Calvert Cash Reserves (doing business as Money Management Plus); Calvert Social Investment Fund; Calvert Municipal Fund, Inc.; and The Calvert Fund. The Advisor also serves as investment advisor to Acacia Capital Corporation, a registered investment company whose shares are sold to insurance companies to fund the benefits under certain variable annuity and variable life insurance policies.

Portfolio Manager

Investment selections for the Global Equity Fund are made by the Sub-Advisor, Murray Johnstone International, Ltd. Andrew Preston, Portfolio Manager, studied at Melbourne University in Australia and Ritsumeikan University in Japan prior to working for the Australian Department of Foreign Affairs. He joined Murray Johnstone in 1985 as an analyst in the U.K. and U.S. departments, became Fund Manager in the Japanese Department, played a prominent role in the establishment and operation of Yamaichi-Murray Johnstone, and then began to support Murray Johnstone's growing U.S. business.

Calvert Group is one of the largest investment management firms in the Washington, D.C. area.

Calvert Group, Ltd., parent of the Fund's investment advisor, transfer agent, and distributor, is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. Calvert Group is one of the largest investment management firms in the Washington, D.C. area. Calvert Group, Ltd. and its subsidiaries are located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of December 31, 1995, Calvert Group managed and administered assets in excess of $4.8 billion and more than 200,000 shareholder and depositor accounts.

Murray Johnstone International, Ltd. is the Fund's Sub-Advisor.

Murray Johnstone International, Ltd. (the "Sub-Advisor") is the Sub-Advisor to the Fund. Its principal business office in the U.S. is 875 N. Michigan Avenue, Suite 3415, Chicago, Illinois 60611. The Sub-Advisor manages the investment and reinvestment of the assets of the Fund, although the Advisor may manage the U.S. dollar portion of the Fund's cash reserves. The Advisor will continuously monitor and evaluate the performance and investment style of the Sub-Advisor. The Sub-Advisor is a wholly-owned subsidiary of United Asset Management Company.

The Advisor receives a fee based on a percentage of the Fund's assets. From this, it pays the Sub-Advisor.


The Investment Advisory Agreement between the Fund and the Advisor provides that the Advisor is entitled to an annual fee, payable monthly, of 1.00% of the Fund's average daily net assets up to $250 million, 0.975% of the next $250 million, and 0.925% on assets in excess of $500 million. The Advisor may in its discretion defer its fees or assume the Fund's operating expenses. For the year ended September 30, 1995, the Advisor received fees of 1.00% of the Fund's average daily net assets. For the same period, the Advisor reimbursed expenses equal to 0.13% of the Class C average daily net assets. The Investment Advisory Agreement provides that the Advisor may later, to the extent permitted by law, recapture any fees it deferred, or expenses it assumed during the two prior years. During the 1995 fiscal year, the Advisor did not recapture fees.


The Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor provides that the Sub-Advisor is entitled to a sub-advisory fee of 0.45% of the Fund's average daily net assets managed by the Sub-Advisor up to $250 million, 0.425% on the next $250 million and 0.40% on such assets in excess of $500 million. The Sub-Advisor's fee is paid by the Advisor, not the Fund.

Calvert Administrative Services Company provides administrative services for the Fund.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC receives an annual fee, payable monthly, from the Fund of 0.10% of the Fund's aggregate daily net assets with a minimum fee of $40,000 per year.

Calvert Distributors, Inc. serves as underwriter to market the Fund's shares.

Calvert Distributors, Inc. ("CDI") is the Fund's principal underwriter and distributor. Under the terms of its underwriting agreement with the Fund, CDI markets and distributes the Fund's shares and is responsible for payment of commissions and service fees to broker-dealers, banks, and financial services firms, preparation of advertising and sales literature, and printing and mailing of prospectuses to prospective investors.

The transfer agent keeps your account records.

Calvert Shareholder Services, Inc. is the Fund's transfer, dividend disbursing and shareholder servicing agent.

SHAREHOLDER GUIDE

Opening An Account

You can buy shares of the Fund in several ways.

An account application should accompany this prospectus. A completed and signed application is required for each new account you open, regardless of the method you choose for making your initial investment. Additional forms may be required from corporations, associations, and certain fiduciaries. If you have any questions or need extra applications, call your broker, or Calvert Group at 800-368-2748. Be sure to specify which class you wish to purchase.

To invest in any of Calvert's tax-deferred retirement plans, please call Calvert Group at 800-368-2748 to receive information and the required separate application.

Alternative Sales Options

The Fund offers two classes of shares:

Class A Shares - Front End Load Option

Class A shares are sold with a front-end sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed.

Class C shares - Level Load Option

Class C shares are sold without a sales charge at the time of purchase or redemption.

Class C shares have higher expenses

The Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act. Payments under the Class A Distribution Plan are limited to 0.35% annually of the average daily net asset value of Class A shares. The Class C Distribution Plan provides for the payment of an annual distribution fee to CDI of up to 0.75%, plus a service fee of up to 0.25%, for a total of 1.00% of the average daily net assets attributable to Class C.

Considerations for deciding which class of shares to buy

Income distributions for Class A shares will probably be higher than those for Class C shares, as a result of the distribution expenses described above. (See also "Yield and Total Return.") You should consider Class A shares if you qualify for a reduced sales charge under Class A. Other factors affecting the class decision include the amount of the purchase or if you plan to hold the shares for several years.

Class A Shares

Class A shares are offered at net asset value plus a front-end sales charge as follows:

                                                                 Concession to
                                                 As a %          Dealers as a %
                                 As a % of       of Net            of Amount
                                 Offering        Amount            Invested
   Amount of Investment            Price        Invested
------------------------------------------------------------------------------
------------------------------------------------------------------------------

 Less than $50,000                  4.75%         4.99%            4.00%
 $50,000 but less than $100,000     3.75%         3.90%            3.00%
 $100,000 but less than $250,000    2.75%         2.83%            2.25%
 $250,000 but less than $500,000    1.75%         1.78%            1.25%
 $500,000 but less than $1,000,000  1.00%         1.01%            0.80%
 $1,000,000 and over                0.00%         0.00%            0.25%*


*For new investments (new purchases but not exchanges) of $1 million or more a broker-dealer will have the choice of being paid a finder's fee by CDI in one of the following methods: (1) CDI may pay broker-dealer, on a monthly basis for 12 months, an annual rate of 0.30%. Payments will be made monthly at the rate of 0.025% of the amount of the investment, less redemptions; or (2) CDI may pay broker-dealers 0.25% of the amount of the purchase; however, CDI reserves the right to recoup any portion of the amount paid to the dealer if the investor redeems some or all of the shares from the Fund within thirteen months of the time of purchase.

Sales charges on Class A shares may be reduced or eliminated in certain cases. See Exhibit A to this prospectus.

The sales charge is paid to CDI, which in turn normally reallows a portion to your broker-dealer. Upon written notice to dealers with whom it has dealer agreements, CDI may reallow up to the full applicable sales charge. Dealers to whom 90% or more of the entire sales charge is reallowed may be deemed to be underwriters under the Securities Act of 1933.

In addition to any sales charge reallowance or finder's fee, your broker-dealer, or other financial service firm through which your account is held, currently will be paid periodic service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares held in accounts maintained by that firm.

Class A Distribution Plan

The Fund has adopted a Distribution Plan with respect to its Class A shares (the "Class A Distribution Plan"), which provides for payments at a maximum annual rate of 0.35% of the average daily net asset value of Class A shares, to pay expenses associated with the distribution and servicing of Class A shares. Amounts paid by the Fund to CDI under the Class A Distribution Plan are used to pay to dealers and others, including CDI salespersons who service accounts, service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares, and to pay CDI for its marketing and distribution expenses, including, but not limited to, preparation of advertising and sales literature and the printing and mailing of prospectuses to prospective investors. During the fiscal year ended September 30, 1995, the Fund paid Class A Distribution Plan expenses of 0.25% of average net assets.

Each of the Distribution Plans may be terminated at any time by vote of the Independent Directors or by vote of a majority of the outstanding voting shares of the respective class.

Class C Shares

Class C shares are not available through all dealers. Class C shares are offered at net asset value, without a front-end sales charge or a contingent deferred sales charge. Class C expenses are higher than those of Class A.

Class C Distribution Plan


The Fund has adopted a Distribution Plan with respect to its Class C shares (the "Class C Distribution Plan"), which provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class C shares, to pay expenses of the distribution and servicing of Class C shares. Amounts paid by the Fund under the Class C Distribution Plan are currently used by CDI to pay dealers and other selling firms dealer-paid quarterly compensation at an annual rate of up to 0.75%, plus a service fee, as described above under "Class A Distribution
Plan," of up to 0.25%, of the average daily net asset value of each share sold by such others. For the fiscal year ended September 30, 1995, the Fund paid Class C Distribution Plan expenses of 1.00% of average net assets.


Arrangements with Broker-Dealers and Others

CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other funds underwritten by CDI. CDI may make expense reimbursements for special training of a dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Eligible marketing and distribution expenses may be paid pursuant to the Fund's Rule 12b-1 Distribution Plan.

Dealers or others may receive different levels of compensation depending on which class of shares they sell. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.

HOW TO BUY SHARES
(BE SURE TO SPECIFY WHICH CLASS YOU ARE BUYING)

Method       Initial investment                Additional
Investments

By Mail      $2,000 minimum                    $250 minimum

             Please make your check            Please make your check
             payable to the Fund and           payable to the Fund and
             mail it with your                 mail it with your
             application to:                   investment slip to:

             Calvert Group                     Calvert Group
             P.O. Box 419544                   P.O. Box 419739
             Kansas City, MO 64141-6544        Kansas City, MO 64105-6739

By Registered, Certified, or Overnight Mail:         Calvert Group
                                                     c/o NFDS, 6th Floor
                                                     1004 Baltimore
                                                     Kansas City, MO
64105-1807

Through Your Broker                 $2,000 minimum
$250 minimum

At the Calvert                      Visit the Calvert Branch Office to  make
investments by
Branch Office                       check. See the back cover page for
the address.

FOR ALL OPTIONS BELOW, PLEASE CALL YOUR BROKER OR CALVERT GROUP AT
800-368-2745

By Exchange                         $2,000 minimum
$250 minimum
(From your account in another Calvert Group fund)

When opening an account by exchange, your new account must be established with the same name(s), address and taxpayer identification number as your existing Calvert account.

By Bank Wire                        $2,000 minimum
$250 minimum

By Calvert Money                    Not Available
$50 minimum
Controller*                         for Initial Investment

*Please allow sufficient time for Calvert Group to process your initial request for this service, normally 10 business days. The maximum transaction amount is $300,000, and your purchase request must be received by 4:00 p.m. Eastern time.

NET ASSET VALUE

Net asset value, or "NAV," refers to the worth of one share. NAV is computed by adding the value of all portfolio holdings, plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The NAV of each class will vary daily based on the market values of its investments. This value is calculated at the close of the Fund's business day, which coincides with the closing of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund is open for business each day the New York Stock Exchange is open. All purchases of Fund shares will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

Fund securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If quotations are not available, securities are valued by a method that the Board of Directors believes accurately reflects fair value. Securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges (See the Statement of Additional Information -- "Determination of Net Asset Value") relating to the valuation of foreign securities. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollars as last quoted by any recognized dealer.

WHEN YOUR ACCOUNT WILL BE CREDITED

Before you buy shares, please read the following information to make sure your investment is accepted and credited properly.

Your purchase will be processed at the next offering price based on the next net asset value calculated after your order is received and accepted. If your purchase is made by federal funds wire, or exchange, and is received by 4:00 p.m. (Eastern time), your account will be credited on the day of receipt. If your purchase is received after 4:00 p.m. Eastern time, it will be credited the next business day. All your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. If your check does not clear, your purchase will be cancelled and you will be charged a $10 fee plus costs incurred by the Fund. When you purchase by check or with Calvert Money Controller, the Fund can hold payment on redemptions until it is reasonably satisfied that the investment is collected (normally 10 business days from purchase date). To avoid this collection period, you can wire federal funds from your bank, which may charge you a fee.

Certain financial institutions or broker-dealers which have entered into a sales agreement with the Distributor may enter confirmed purchase orders on behalf of customers by phone, with payment to follow within a number of days of the order as specified by the program. If payment is not received in the time specified, the financial institution could be held liable for resulting fees or losses.

EXCHANGES

You may exchange shares of the Fund for shares of the same class of other Calvert Group Funds.

If your investment goals change, the Calvert Group Family of Funds has a variety of investment alternatives that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. The exchange privilege is a convenient way to buy shares in other Calvert Group Funds in order to respond to changes in your goals or in market conditions. However, the Fund is intended as a long-term investment and not for frequent short-term trades. Before you make an exchange from a Fund, please note the following:

         Call your broker or a Calvert representative for information and a prospectus for any of Calvert's other Funds registered in your state. Read the prospectus of the Fund into which you want to exchange for relevant information, including class offerings. The exchange privilege is only available in states where shares of the fund into which you want to exchange are registered for sale.

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on the transaction.

         Complete and sign an application for an account in that fund, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if you have not declined telephone transaction privileges and the shares are not in certificate form. See "Selling Your Shares" and "How to Sell Your Shares-- By Telephone, and--By Exchange to Another Calvert Group Fund."

         Shares on which you have already paid a sales charge at Calvert Group and shares acquired by reinvestment of dividends or distributions may be exchanged into another fund at no additional charge.

         Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same fund during any 6-month period will be given written notice that they may be prohibited from making additional investments. This policy does not prohibit a shareholder from redeeming shares of the Fund, and does not apply to trades solely among money market funds.


For purposes of the exchange privilege, effective July 31, 1996, the Fund is related to Summit Cash Reserves Fund by investment and investor services. The Fund reserves the right to terminate or modify the exchange privilege in the future upon 60 days written notice.


OTHER CALVERT GROUP SERVICES

Calvert Information Network

24 hour yield and prices

Calvert Group has a round-the-clock telephone service that lets existing customers use a push button phone with tone capabilities to obtain prices, performance information, account balances, and authorize certain transactions.

Calvert Money Controller

Calvert Money Controller eliminates the delay of mailing a check or the expense of wiring funds. You can request this free service on your application.

This service allows you to authorize electronic transfers of money to purchase or sell shares. You use Calvert Money Controller like an "electronic check" to move money ($50 to $300,000) between your bank account and your account in the Fund with one phone call. Allow one or two business days after the call for the transfer to take place; for money recently invested, allow normal check clearing time (up to 10 business days) before redemption proceeds are sent to your bank. All Calvert Money Controller transaction requests must be received by 4:00 p.m. Eastern time.

You may also arrange systematic monthly or quarterly investments (minimum $50) into your Calvert Group account. After you give us proper authorization, your bank account will be debited to purchase Fund shares. You will receive a confirmation from us for these transactions, and a debit entry will appear on your bank statement. Share purchases made through Calvert Money Controller will be subject to the applicable sales charge. If you would like to make arrangements for systematic monthly or quarterly redemptions from your Calvert account, call us for a Money Controller Application.

Telephone Transactions

Calvert may record all telephone calls.

If you have telephone transaction privileges, you may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone. You automatically have telephone privileges unless you elect otherwise. The Fund, the transfer agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

Optional Services


Complete the account application for the easiest way to establish services.


The easiest way to establish optional services on your Calvert Group account is to select the options you desire when you complete your account application. If you wish to add other options later, you may have to provide us with additional information and a signature guarantee. Please call your broker or Calvert Investor Relations at 800-368-2745 for further assistance. For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature, and may be obtained from any bank, savings and loan association, credit union, trust company, broker-dealer firm or member of a domestic stock exchange. A signature guarantee cannot be provided by a notary public.

Householding of General Mailings

Householding reduces Fund expenses and saves paper and trees for the environment.


If you have multiple accounts with Calvert, you may receive combined mailings of some shareholder information, such as semi-annual and annual reports. Please contact Calvert Investor Relations at 800-368-2745 to receive additional copies of information.


Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services.

If you are purchasing shares of the Fund through a program of services offered by a broker-dealer or financial institution, you should read the program materials in conjunction with this Prospectus. Certain features of the Fund may be modified in these programs, and administrative charges may be imposed for the services rendered.

Tax-Saving Retirement Plans

Contact Calvert Group for complete information kits discussing the plans, and their benefits, provisions and fees.

Calvert Group can set up your new account in the Fund under one of several tax-deferred plans. These plans let you invest for retirement and shelter your investment income from current taxes. Minimums may differ from those listed in the chart on page __. Also, reduced sales charges may apply. See "Exhibit A - Reduced Sales Charges."

         Individual retirement accounts (IRAs): available to anyone who has earned income. You may also be able to make investments in the name of your spouse, if your spouse has no earned income.

         Qualified Profit-Sharing and Money-Purchase Plans (including 401(k) Plans): available to self-employed people and their partners, or to corporations and their employees.

         Simplified Employee Pension Plan (SEP-IRA): available to self-employed people and their partners, or to corporations. Salary reduction pension plans (SAR-SEP IRAs) are also available to employers with 25 or fewer employees.

         403(b)(7) Custodial Accounts: available to employees of most non-profit organizations and public schools and universities.

HOW TO SELL YOUR SHARES

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next net asset value calculated after your redemption request is received and accepted. See below for specific requirements necessary to make sure your redemption request is accepted. Remember that the Fund may hold payment on the redemption of your shares until it is reasonably satisfied that investments made by check or by Calvert Money Controller have been collected (normally up to 10 business days).

Redemption Requirements To Remember

To ensure acceptance of your redemption request, please follow the procedures described here and below.

Once your shares are redeemed, the proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days. Calvert Money Controller redemptions generally will be credited to your bank account on the second business day after your phone call. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

Minimum account balance is $1,000.

Please maintain a balance in your account of at least $1,000, per class. If, due to redemptions, it falls below $1,000, your account may be closed and the proceeds mailed to you at the address of record. You will be given notice that your account will be closed after 30 days unless you make an additional investment to increase your account balance to the $1,000 minimum.

By Mail To:

Calvert Group
P.O. Box 419544
Kansas City, MO
64141-6544

You may redeem available funds from your account at any time by sending a letter of instruction, including your name, account and Fund number, the number of shares or dollar amount, and where you want the money to be sent. Additional requirements, below, may apply to your account. The letter of instruction must be signed by all required authorized signers. If you want the money to be wired to a bank not previously authorized, then a voided bank check must be enclosed with your letter. If you do not have a voided check or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.

Type of Registration                                 Requirements

Corporations, Associations                           Letter of
                                                     instruction and
                                                     corporate
                                                     resolution, signed
                                                     by person(s)
                                                     authorized to act on
                                                     the account,
                                                     accompanied by
                                                     signature
                                                     guarantee(s).

Trusts                                               Letter of
                                                     instruction signed
                                                     by the Trustee(s)
                                                     (as Trustees), with
                                                     a signature
                                                     guarantee. (If the
                                                     Trustee's name is
                                                     not registered on
                                                     your account,
                                                     provide a copy of
                                                     the trust document,
                                                     certified within the
                                                     last 60 days.)

By Telephone

Please call 800-368-2745. You may redeem shares from your account by telephone and have your money mailed to your address of record or wired to an address or bank you have previously authorized. A charge of $5 is imposed on wire transfers of less than $1,000. See "Telephone Transactions" on page ___. If for any reason you are unable to reach the Fund by telephone, whether due to mechanical difficulties, heavy market volume, or otherwise, you may send a written redemption request to the Fund by overnight mail, or, if your account is held through a broker, see "Through Your Broker" below.

Calvert Money Controller

Please allow sufficient time for Calvert Group to process your initial request for this service (normally 10 business days). Your request for a redemption by this service must be received by 4:00 p.m. Eastern time. Accounts cannot be closed by this service.

Exchange to Another Calvert Group Fund

You must meet the minimum investment requirement of the other Calvert Group Fund. You can only exchange between accounts with identical names, addresses and taxpayer identification number, unless previously authorized with a signature-guaranteed letter. See "Exchanges."

Systematic Check Redemptions


If you maintain an account with $10,000 or more, you may have up to two
(2) redemption checks for $100 or more sent to you on the 15th of each month, simply by sending a letter with all the information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed.


Through your Broker

If your account is held in your broker's name ("street name"), you should contact your broker directly to transfer, exchange or redeem shares.

DIVIDENDS AND TAXES

Each year, the Fund distributes substantially all of its net investment income and capital gains to shareholders.

Dividends from the Fund's net investment income are declared and paid annually. Net investment income consists of the interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net long-term capital gains, if any, are normally declared and paid by the Fund once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes; dividend payments are anticipated to be generally higher for Class A shares.

Dividend Payment Options

Dividends and distributions are automatically reinvested in additional shares, unless on the account application you request to have them paid to you in cash (by check or by Calvert Money Controller). You may also request to have your dividends and distributions from the Fund invested at net asset value ("NAV") in shares of any other Calvert Group Fund. If you choose to have them reinvested in the same Fund, the new shares will be purchased at the NAV (no sales charge) on the reinvest date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing prior to the record date if you want to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

"Buying a Dividend"

At the time of purchase, the share price of the Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable as dividends or capital gains distributions. On the record date for a distribution, the Fund's per share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

The Fund normally distributes all net income and capital gain to shareholders. These distributions are taxable to you regardless of whether they are taken in cash or reinvested. Distributions of dividends and net realized short-term capital gains are taxable as ordinary income; capital gains distributions are taxable as long-term capital gains regardless of how long you have held the shares. Dividends and distributions declared in December and paid in January are taxable in the year they are declared. The Fund will mail you Form 1099-DIV in January indicating the federal tax status of your dividends.

Distributions resulting from the sale of certain foreign currencies and debt securities are taxed as ordinary income gain or loss. If these transactions result in reducing the Fund's net income, a portion of the dividends may be classified as a return of capital (which lowers your tax base). If the Fund pays taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your portion of foreign taxes paid by the Fund.

You may realize a capital gain or loss when you sell or exchange shares.

If you sell or exchange your Fund shares you will have a short or long-term capital gain or loss, depending on how long you owned the shares which were sold. In January, the Fund will mail you Form 1099-B indicating the proceeds from all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Taxpayer Identification Number, Back-up Withholding

If we do not have your correct Social Security or Corporate Tax Identification Number ("TIN") and a signed certified application or Form W-9, federal law requires the Fund to withhold 31% of your dividends, capital gain distributions, and redemptions. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed at the current NAV on the date of redemption. The Fund reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

EXHIBIT A

REDUCED SALES CHARGES (CLASS A ONLY)

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Right of Accumulation. The sales charge is calculated by taking into account not only the dollar amount of a new purchase of shares, but also the higher of cost or current value of shares previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase.

Letter of Intent. If you plan to purchase $50,000 or more of Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the Statement of Additional Information.

Group Purchases. If you are a member of a qualified group, you may purchase shares of the Fund at the reduced sales charge applicable to the group taken as a whole. The sales charge is calculated by taking into account not only the dollar amount of the shares you purchase, but also the higher of cost or current value of shares previously purchased and currently held by other members of your group.

A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Fund shares at a discount, and (iii) satisfies uniform criteria which enable CDI and dealers offering Fund shares to realize economies of scale in distributing such shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or dealers distributing the Fund's shares, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to CDI or dealers, and must seek to arrange for payroll deduction or other bulk transmission of investments to the Fund.

Pension plans may not qualify participants for group purchases; however, such plans may qualify for reduced sales charges under a separate provision (see below). Members of a group are not eligible for a Letter of Intent.

Retirement Plans Under Section 457, Section 403(b)(7), or Section
401(k). There is no sales charge on shares purchased for the benefit of a retirement plan under Section 457 of the Internal Revenue Code of 1986, as amended ("Code"), or for a plan qualifying under Section 403(b)(7) of the Code if, at the time of purchase, Calvert Group has been notified in writing that the 403(b)(7) plan has at least 200 eligible employees.
Furthermore, there is no sales charge on shares purchased for the benefit of a retirement plan qualifying under Section 401(k) of the Code if, at the time of such purchase, the 401(k) plan administrator has notified Calvert Group in writing that a) its 401(k) plan has at least 200 eligible employees; or b) the cost or current value of shares the plan has in Calvert Group of Funds (except money market funds) is at least $1 million.

Neither the Fund, nor CDI, nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Group Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

Other Circumstances. There is no sales charge on shares of any fund (portfolio or series) of the Calvert Group of Funds sold to:
(1) current and retired members of the Board of Trustees/Directors of the Calvert Group of Funds, (and the Advisory Council of the Calvert Social Investment Fund);
(2) directors, officers and employees of the Advisor, Distributor, and their affiliated companies;
(3) directors, officers and registered representatives of brokers distributing the Fund's shares; and immediate family members of persons listed in (1), (2), or (3) above;
(4) dealers, brokers, or registered investment advisors that have entered into an agreement with CDI providing specifically for the use of shares of the Fund (Portfolio or Series) in particular investment programs or products (where such program or product already has a fee charged therein) made available to the clients of such dealer, broker, or registered investment advisor;
(5) trust departments of banks or savings institutions for trust clients of such bank or savings institution; and
(6) purchases placed through a broker maintaining an omnibus account with the Fund (Portfolio or Series) and the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in Section 401(a) or
Section 403(b) of the I.R.C., and "rabbi trusts."

Dividends and Capital Gain Distributions from other Calvert Group Funds. You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund automatically invested in your account with no additional sales charge.


Purchases made at net asset value ("NAV"). Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another fund at no additional sales charge.


Reinstatement Privilege. If you redeem Fund shares and then within 30 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Fund reserves the right to modify or eliminate this privilege.



To Open an Account:
     800-368-2748                                           Prospectus
                                                            January 31, 1996



CALVERT WORLD

VALUES FUND, INC.

Global Equity Fund

Performance and Prices:
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Account:
Shareholders             800-368-2745
Brokers                  800-368-2746

TDD for Hearing Impaired:
800-541-1524

Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814


Registered, Certified
or Overnight Mail:
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105


Calvert Group Web-Site
Address:  http://www.calvertgroup.com


PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Table of Contents

Fund Expenses
Financial Highlights
Investment Objective and Policies
Risk Factors
Investment Techniques and Related Risks
Social Screens
Total Return
Management of the Fund
SHAREHOLDER GUIDE:
How to Buy Shares
Net Asset Value
When Your Account Will Be Credited
Exchanges
Other Calvert Group Services
How to Sell Your Shares
Dividends and Taxes
Exhibit A - Reduced Sales Charges

                                                                        Part B


                     Calvert World Values Fund, Inc.
                            Global Equity Fund


                   Statement of Additional Information
                             January 31, 1996


INVESTMENT ADVISOR                         TRANSFER AGENT
Calvert Asset Management Company, Inc.     Calvert Shareholder Services, Inc.
4550 Montgomery Avenue                     4550 Montgomery Avenue
Suite 1000N                                Suite 1000N
Bethesda, Maryland 20814                   Bethesda, Maryland 20814

INDEPENDENT ACCOUNTANTS                    PRINCIPAL UNDERWRITER
Coopers & Lybrand, L.L.P.                  Calvert Distributors, Inc.
217 Redwood Street                         4550 Montgomery Avenue
Baltimore, Maryland 21202-3316             Suite 1000N
                                           Bethesda, Maryland 20814



                           TABLE OF CONTENTS
---------------------------------------------------------

---------------------------------------------------------
                  Investment Objective                         1
                  Investment Restrictions                      6
                  Investment Selection Process                 8
                  Dividends, Distributions and Taxes           9
                  Net Asset Value                             10
                  Calculation of Total Return                 10
                  Purchase and Redemption of Shares           11
                  Reduced Sales Charges (Class A)             12
                  Advertising                                 12
                  Directors and Officers                      13
                  Investment Advisor and Sub-Advisor          15
                  Method of Distribution                      16
                  Transfer  and   Shareholder   Servicing
                  Agent                                       17
                  Portfolio Transactions                      17
                  Independent Accountants and Custodians      18
                  General Information                         18
                  Financial Statements                        18
                  Appendix                                    18

STATEMENT OF ADDITIONAL INFORMATION-January 31, 1996

                     CALVERT WORLD VALUES FUND, INC.
             4550 Montgomery Avenue, Bethesda, Maryland 20814
==========================================================================

--------------------------------------------------------------------------
              New Account      (800) 368-2748   Shareholder   (800) 368-2745
--------------------------------------------------------------------------
              Information:     (301) 951-4820   Services:     (301) 951-4810
              Broker           (800) 368-2746   TDD for  the Hearing-
==========================================================================
              Services:        (301) 951-4850   Impaired:     (800) 541-1524
==========================================================================

         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus dated January 31, 1996, which may be obtained free of charge by writing the Fund at the above address or calling the Fund.

==========================================================================
                           INVESTMENT OBJECTIVE
==========================================================================

         Calvert World Values Fund, Inc., Global Equity Fund (the "Fund") seeks to achieve a high total return consistent with reasonable risk, by investing primarily in a globally diversified portfolio of equity securities. To the extent possible, investments are made in enterprises that make a significant contribution to our global society through their products and services and through the way they do business.

Foreign Securities
         Additional  costs  may  be  incurred  which  are  related  to any international investment, since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S.
dollars. Foreign companies and foreign investment practices are not subject to uniform accounting, auditing and financial reporting standards and practices or regulatory requirements comparable to those applicable to United States companies. There may be less public information available about foreign companies.
         United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged United States investors from making certain investments abroad. While such taxes or restrictions are not presently in effect, they may be reinstituted from time to time as a means of fostering a favorable United States balance of payments. In addition, foreign countries may impose withholding and taxes on dividends and interest. See "Risk Factors" in the Prospectus.

Credit Quality
         The Fund invests only in investment grade bonds. As has been the industry practice, this determination of credit quality is made at the time the Fund acquires the bond. However, because it is possible that subsequent downgrades could occur, if a bond held by the Fund is later downgraded, the Fund's Sub-Advisor, under the supervision of the Fund's Board of Directors, will consider whether it is in the best interest of the Fund's shareholders to hold or to dispose of the bond. Among the criteria that may be considered by the Sub-Advisor and the Board are the probability that the bonds will be able to make scheduled interest and principal payments in the future, the extent to which any devaluation of the bond has already been reflected in the Fund net asset value, and the total percentage, if any, of bonds currently rated below investment grade held by the Fund.
         Non-investment grade securities have moderate to poor protection of principal and interest payments and have speculative characteristics. They involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates.

Options and Futures Contracts
         The Fund may purchase put and call options and engage in the writing of covered call options and secured put options on securities which meet the Fund's social criteria, and employ a variety of other investment techniques. Specifically, the Fund may engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.
         The Fund will engage in such transactions only to hedge existing positions. It will not engage in such transactions for the purposes of speculation or leverage.
         The  Fund  will  not   engage   in  such   options   or   futures
transactions unless it receives any necessary regulatory approvals permitting it to engage in such transactions. The Fund may write "covered options" on securities in standard contracts traded on national or foreign securities exchanges, or in individually negotiated contracts traded over-the-counter. It may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

Put and Call Options. The Fund may purchase put options. By buying a put, the Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.
         The Fund may purchase call options. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

Covered Options. The Fund may write covered options on equity and debt securities and indices. This means that, in the case of call options, so long as the Fund is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.
         When the Fund writes a covered call option, it gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, it receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Fund to forego future appreciation of the securities covered by the option.
         When the Fund writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security funds below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.
         The Fund may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund. The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered into a closing purchase transaction.
         To preserve the Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code, it is the Fund's policy to limit any gains on put or call options and other securities held less than three months to less than 30% of the Fund's annual gross income.
         Risks Related to Options Transactions. The Fund can close out its respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although it intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Fund from closing an options position, which could impair its ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Fund may be required to hold the securities underlying the option until the option expires or is exercised.

Over-the-Counter ("OTC") Options. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored or caused to be monitored by the Sub-Advisor and verified in appropriate cases.
         A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.
         The Fund understands the position of the staff of the Securities and Exchange Commission (the "SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. The Fund has adopted procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of the Fund.

Futures Transactions. The Fund may purchase and sell futures contracts ("futures contracts") but only when, in the judgment of the Sub-Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Fund. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.
         A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.
         The Fund may only invest in futures contracts to hedge its existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract may not necessarily meet the Fund's social criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.
         Futures contracts have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that it may invest in futures contracts under specified conditions without registering with the CFTC. Among these conditions are requirements that to the extent that the Fund enters into future contracts and options on futures positions that are not for bonafide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

Options on Futures Contracts. The Fund may purchase and write put or call options and sell call options on futures contracts in which it could otherwise invest and which are traded on a U.S. exchange or board of trade. It may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Fund has already sold a corresponding call option.
         The Fund may only invest in options on futures contracts to hedge its existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Fund's social criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.
         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract-a long position if the option is a call and a short position if the option is a put-at a specified exercise price at any time during the period of the option. The Fund will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Fund will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. The Fund may purchase put options and sell put options on futures contracts it already owns. The Fund will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

Call Options on Futures Contracts. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. The Fund may only buy call options to close an existing position where the Fund has already sold a corresponding call option, or for a cash hedge. The Fund will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's securities holdings.

Risks of Options and Futures Contracts. If the Fund has sold futures or takes options positions to hedge its portfolio against decline in the market and the market later advances, it may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where the Fund has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities. However, although this might occur for a brief period or to a slight degree, the value of a diversified portfolio will tend to move in the direction of the market generally.
         The Fund can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Fund intends to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily cash payments with respect to its position in the event of adverse price movements.
         Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Fund's ability to close out its options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Fund seeks to close its positions. There can be no assurance that such a market will develop or exist. Therefore, the Fund might be required to exercise the options to realize any profit.

Foreign Currency Transactions
         Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.
         The Fund will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The
Sub-Advisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the Fund's best interests.
         Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.
         A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if the Fund was holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, it would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.
         Foreign Currency Futures Transactions. The Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, it may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.

         Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

==========================================================================
                         INVESTMENT RESTRICTIONS
==========================================================================

Fundamental Investment Restrictions
         The Fund has adopted the following investment restrictions which, together with the foregoing investment objectives and fundamental policies of the Fund, cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:

         1. With respect to 75% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer.
         2. Concentrate 25% or more of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and repurchase agreements secured thereby.
         3. Purchase more than 10% of the outstanding voting securities of any issuer.
         4. Make loans other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities.  The  purchase  by  the  Fund  of  all  or a
         portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.
         5. Underwrite the securities of other issuers, except to the extent that in connection with the disposition of its portfolio securities, the Fund may be deemed to be an underwriter.
         6. Purchase from or sell to any of the Fund's officers or Directors, or firms of which any of them are members, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions.
         7. Borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 10% of the value of the Fund's total assets; provided, however, that outstanding borrowings permitted by this section do not exceed 33 1/3% of the Fund's total assets. In order to secure any permitted borrowings under this section, the Fund may pledge, mortgage or hypothecate its assets.
         8. Make short sales of securities or purchase any securities on margin except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or maintenance margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
         9. Write, purchase or sell puts, calls or combinations thereof except that the Fund may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the Fund may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided that the premiums on all outstanding call and put options do not exceed 5% of its total assets, and enter into closing sale transaction with respect to such options, and (c) engage in financial futures contracts and related options transactions, provided that the sum of the initial margin deposits on the Fund's existing futures and related options positions and the premiums paid for related options would not exceed 5% of its total assets.
         10. Invest for the purpose of exercising control or management of another issuer.
         11. Invest in commodities, commodities futures contracts, or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that it may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.
         12. The Fund may invest in the shares of other investment companies as permitted by the 1940 Act or other applicable law, or in connection with a nonqualified deferred compensation plan adopted by the Board of Directors, as long as there is no duplicaton of advisory fees.

Non-Fundamental Investment Restrictions
         The   Fund   has   adopted   the   following   operating   (i.e.,
non-fundamental)   investment  policies  and  restrictions  which  may  be
changed by the Board of Directors without shareholder  approval.  The Fund may not:
         13.      Purchase  the  securities  of any  issuer  with
         less than three  years'  continuous  operation  if, as a
         result,  more than 5% of the  value of its total  assets
         would be invested in securities of such issuers.
         14.      Purchase  illiquid  securities if more than 15%
         of  the  value  of  that  Fund's  net  assets  would  be
         invested in such  securities.  The Fund may buy and sell
         securities  outside  the U.S.  that  are not  registered
         with the SEC or marketable in the U.S.
         15.      Purchase or retain  securities of any issuer if
         the  officers,  directors  of the Fund or its  Advisors,
         owning   beneficially   more  than  1/2  of  1%  of  the
         securities of such issuer, together own beneficially more than 5% of such issuer's securities.
         16. Invest in warrants if more than 5% of the value of the Fund's net assets would be invested in such securities.
         17. Invest in interests in oil, gas, or other mineral exploration or development programs or leases although it may invest in securities of issuers which invest in or sponsor such programs.


         For purposes of the Fund's concentration policy contained in restriction (2), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

         Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

==========================================================================
                       INVESTMENT SELECTION PROCESS
==========================================================================

         Investments in the Fund are selected on the basis of their ability to contribute to the dual objective of the Fund. The Sub-Advisor uses its best efforts to select investments for the Fund that satisfy the Fund's investment and social criteria to the greatest practical extent. The Sub-Advisor has developed a number of techniques for evaluating the performance of issuers in each of these areas. The primary sources of information are reports published by the issuers themselves, the reports of public agencies, and the reports of groups which monitor performance in particular areas. These sources of information are sometimes augmented with direct interviews or written questionnaires addressed to the issuers. It should be recognized, however, that there are few generally accepted measures by which achievement in these areas can be readily distinguished; therefore, the development of suitable measurement techniques is largely within the discretion and judgment of the Advisors of the Fund.
         In making investment selections, the Sub-Advisor determines and evaluates the appropriate portfolio composition on the basis of asset prices and the perceived consequences and probabilities of various economic outcomes that the Sub-Advisor deems possible. The Sub-Advisor then evaluates numerous individual securities as candidates to fulfill the Fund's investment objective and policies. Securities remain candidates for inclusion in the Fund only if their prices and other characteristics indicate that they have the potential to perform in a way that is representative of their class of securities under the different economic outcomes considered more probable by the Sub-Advisor.
         Candidates for inclusion in any particular class of assets are then examined according to the social criteria. The Sub-Advisor classifies the issuers into three categories of suitability under the social criteria. In the first category are those issuers which exhibit unusual positive accomplishment with respect to some of the criteria and do not fail to meet minimum standards with respect to the remaining criteria. To the greatest extent possible, investment selections are made from this group. In the second category are those issuers which meet minimum standards with respect to all the criteria but do not exhibit outstanding accomplishment with respect to any criterion. This category includes issuers which may lack an affirmative record of accomplishment in these areas but which are not known by the Sub-Advisor to violate any of the social criteria. The third category under the social criteria consists of issuers which flagrantly violate, or have violated, one or more of those values, for example, a company which repeatedly engages in unfair labor practices. The Fund will not knowingly purchase the securities of issuers in this third category.
         It  should  be noted  that the  Fund's  social  criteria  tend to limit the availability of investment opportunities more than is customary with other investment companies. The Advisors of the Fund, however, believe that within the first and second categories there are sufficient investment opportunities to permit full investment among issuers which satisfy the Fund's social investment objective.

==========================================================================
                   DIVIDENDS, DISTRIBUTIONS, AND TAXES
==========================================================================

         The Fund declares and pays dividends from net investment income on an annual basis. Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Dividends and distributions paid may differ among the classes.
         Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.
         Investors should note that the Internal Revenue Code ("Code ") may require investors to exclude the initial sales charge, if any, paid on the purchase of Fund shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Fund causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original shares as incurred to acquire the new shares.
         The Fund is required to withhold 31% of any long-term capital gain dividends and 31% of each redemption transaction occurring in the Fund if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided, or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on capital gain dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         The Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction:
(a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
         Certain shareholders are exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

==========================================================================
                             NET ASSET VALUE
==========================================================================

         The public offering price of the shares of the Fund is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset values fluctuates based on the respective market value of the Fund's investments. The net asset value per share for each class is determined every business day at the close of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time) and at such other times as may be necessary or appropriate. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund's net asset value per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for that class.
         The assets of the Fund are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium, unless the Board of Directors determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Directors. Securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values on their respective exchanges where primarily traded. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the Fund's net asset value does not take place for contemporaneously with the determination of the prices of U.S. portfolio securities. For purposes of determining the net asset value all assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and offered quotations of such currencies against United States dollars at last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined which was likely to materially change the net asset value, then the instrument would be valued using fair value consideration by the Directors or their delegates.

==========================================================================
                       CALCULATION OF TOTAL RETURN
==========================================================================

         The Fund may advertise "total return." Total return is calculated separately for each class. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
         Total return is computed according to the following formula:

                             P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
         Total return is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the maximum sales charge, except quotations of "overall return," which do not deduct sales charge, and "actual return," which reflect deduction of the sales charge only for those periods when a sales charge was actually imposed. Overall and total return for the Fund's shares for the periods indicated are as follows:

Periods Ended               Class A            Class A           Class C
September 30, 1995          Overall Return     Average Annual    Average Annual
                                               Return            Return
==============================================================================
One year                    3.19%             -1.73%             1.95%

From date of inception<F1>  8.00%              6.39%            -0.11%

         Total return, like net asset value per share, fluctuates in response to changes in market conditions. It should not be considered an indication of future return.

<F1>June 29, 1992 for Class A; March 1, 1994 for Class C.

==========================================================================
                    PURCHASE AND REDEMPTION OF SHARES
==========================================================================

         Investments in the Fund made by mail, bank wire or electronic funds transfer, or through the Fund's branch offices, Calvert Distributors, Inc., or other brokers participating in the distribution of Fund shares, are credited to a shareholder's account at the public offering price which is the net asset value next determined after receipt by the Fund, Calvert Distributors, Inc., or the Fund's custodian bank or lockbox facility, plus the applicable sales charge as set forth in the Fund's Prospectus.
         All purchases of the Fund shares will be confirmed and credited to shareholder accounts in full and fractional shares (rounded to the nearest 1/1000th of a share). Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares. A service fee of $10.00, plus any costs incurred by the Fund, will be charged investors whose purchase checks are returned for insufficient funds.
         Telephone redemption requests are processed upon the date of receipt, if received prior to 4:00 p.m. Redemption proceeds are normally transmitted or mailed the next business day, although payment by check of redemption proceeds shares may take up to five business days; however, telephone redemption requests which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored. The Fund reserves the right to modify the telephone redemption privilege.
         Amounts redeemed by telephone may be mailed by check to the investor to the address of record without charge. Amounts of more than $50 and less than $300,000 may be transferred electronically at no charge to the investor. Amounts of $l,000 or more will be transmitted by wire without charge by the Fund to the investor's account at a domestic bank or savings association that is a member of the Federal Reserve
System or to a correspondent bank. A charge of $5 is imposed on wire transfers of less than $1,000. If the institution is not a Federal
Reserve System member, failure of immediate notification to that institution by the correspondent bank could result in a delay in crediting the funds to the investor's account at the institution.
         To change redemption instructions already given, shareholders must send a notice to the Fund, with a voided copy of a check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, trust company, savings association or member firm of any national securities exchange. Other documentation may be required from corporations, fiduciaries and institutional investors.
         The Fund's redemption check normally will be mailed to the investor on the next business day following the date of receipt by the Fund of a written redemption request. If the investor so instructs in such written redemption request, the check will be mailed or the redemption proceeds wired or transferred electronically to a preauthorized account at the investor's bank or savings association.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Commission, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed, wired or transferred electronically the next business day but in no event later than seven days after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.
         Redemption proceeds are normally paid in cash. However, the Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less.

==========================================================================
                     REDUCED SALES CHARGES (CLASS A)
==========================================================================

         The Fund imposes reduced sales charges for Class A shares in certain situations in which the Principal Underwriter and the dealers selling Fund shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; the per-dollar transaction cost for a sale to an investor of shares worth, say, $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.
         When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus, the Portfolio imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing Fund shareholders, enabling the Fund to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of Portfolio shares to their members. For shareholders who intend to invest at least $50,000, a Letter of Intent is included in the Appendix to this Statement of Additional Information. See "Exhibit A - Reduced Sales Charges" in the Prospectus.

==========================================================================
                               ADVERTISING
==========================================================================

         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc., and including other socially responsible investment companies, and unmanaged market indices such as Morgan Stanley Capital International World Index or Europe-Far East-Asia Index. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
         Calvert Group is the leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 1994). Calvert Group was also the first to offer a family of socially responsible mutual fund portolios.

==========================================================================
                          DIRECTORS AND OFFICERS
==========================================================================

         <F2>CLIFTON S.  SORRELL,  JR.,  Chairman and Director.  Mr.  Sorrell
serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its
affiliated  companies.   He  is  a  director  of  Calvert-Sloan  Advisers,
L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds.
         JOHN G.  GUFFEY,  JR.,  Director.  Mr.  Guffey is chairman of the
Calvert  Social  Investment   Foundation,   organizing   director  of  the
Community Capital Bank in Brooklyn,  New York, and a financial  consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director
of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc., and Acacia Capital Corporation. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.
         TERRENCE J. MOLLNER, Ed.D, Director. Dr. Mollner is Founder and Chairperson of Trusteeship Institute, Inc., a diverse foundation known
principally   for  its   consultation   to   corporations   converting  to
cooperative   employee-ownership.   He  served   as  a   Trustee   of  the
Cooperative  Fund of New England,  Inc.,  and is now a member of its Board of Advisors. Mr. Mollner also serves as Trustee for the Calvert Social Investment Fund. He is also a founder and member of the Board of Trustees of the Foundation for Soviet-American Economic Cooperation.
Address: 15 Edwards Square, Northampton, Massachusetts 01060.
         RUSTUM ROY,  Director.  Mr. Roy is the Evan Pugh Professor of the
Solid  State   Geochemistry  at   Pennsylvania   State   University,   and
Corporation Chair, National Association of Science, Technology, and Society. Address: Material Research Laboratory, Room 102A, Pennsylvania State University, University Park, Pennsylvania, 16802.
         <F2>  D.   WAYNE   SILBY,   Esq.,   Director.   Mr.   Silby   is  a
trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc., and Acacia Capital Corporation. Mr. Silby is an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. . He is also a Director of Acacia Mutual Life Insurance Company. Address: 1715 18th Street, N.W., Washington, D.C. 20009.
         TESSA  TENNANT,  Director.  Ms.  Tennant is the head of green and
ethical  investing  for  National  Provident   Investment   Managers  Ltd.
Previously, she was in charge of the Environmental Research Unit of Jupiter Tyndall Merlin Ltd., and was the Director of the Jupiter Tyndall Merlin investment managers. Address: 55 Calverley Road, Tunbridge Wells, Kent, TN1 2UE, United Kingdom.
         MOHAMMAD YUNUS, Director. Mr. Yunus is a Managing Director of Grameen Bank in Bangladesh. Address: Grameen Bank, Mirpur Two, Dhaka 1216, Bangladesh.
         <F2> RENO J. MARTINI,  Senior Vice President.  Mr. Martini is Senior
Vice President of Calvert Group, Ltd. and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc.
         <F2> ROBERT L. BENNETT,  Vice  President.  Mr. Bennett is a Director
of Calvert Group, Ltd. and its subsidiaries, President of Calvert Shareholder Services, Inc., and Executive Vice President of Calvert Group, Ltd. He is an officer of each of the investment companies in the Calvert Group of Funds.
         <F2> WILLIAM M. TARTIKOFF,  Esq., Vice President and Secretary.  Mr.
Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., and is an officer of Acacia National Life Insurance Company.
         <F2> DANIEL K. HAYES,  Vice  President.  Mr. Hayes is Vice President
of Calvert Asset Management Company, Inc. and is an officer of each of the other investment companies in the Calvert Group of Funds.
         <F2> RONALD M.  WOLFSHEIMER,  CPA,  Treasurer.  Mr.  Wolfsheimer  is
Senior  Vice  President  and  Controller  of Calvert  Group,  Ltd.  and an
officer of each of its subsidiaries  and  Calvert-Sloan  Advisers,  L.L.C.
He is also an officer of each of the other investment companies in the Calvert Group of Funds.
         <F2> SUSAN WALKER BENDER, Esq.,  Assistant Secretary.  Ms. Bender is
Associate  General  Counsel of Calvert Group,  Ltd. and an officer of each of its  subsidiaries  and  Calvert-Sloan  Advisers,  L.L.C. She is also an officer of each of the other  investment  companies  in the Calvert  Group of Funds.
         <F2>  BETH-ANN  ROTH,  Esq.,  Assistant   Secretary.   Ms.  Roth  is
Associate General Counsel of Calvert Group, Ltd., and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds.

         The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Bethesda, Maryland 20814. Directors and officers as a group own less than one percent of the total outstanding shares of the Fund.
         During fiscal 1995, Directors of the Fund not affiliated with the Fund's Advisor were paid aggregate fees and expenses of $29,150.
         Directors of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.


<F2>"Interested persons" of the Fund under the Investment Company Act of
1940.


                       Director Compensation Table

Fiscal Year 1995              Aggregate        Pension or    Total Compensation
(unaudited numbers)           Compensation     Retirement    from Registrant
                              from Registrant  Benefits      and Fund Complex
Name of Director              for service as   Accrued as    paid to
                              Director         part of       Director<F4>
                                               Registrant
                                               Expenses<F3>
 ..............................................................................
John G. Guffey, Jr.           $______          $______        $______
Terrence J. Mollner           $______          $______        $______
Rustum Roy                    $______          $______        $______
D. Wayne Silby                $______          $______        $______
Tessa Tennant                 $______          $______        $______
Mohammad Yunus                $______          $______        $______

<F3> Ms. Tennant has chosen to defer a portion of her compensation. Her total deferred compensation, including dividends and capital appreciation, was $3,481 as of September 30, 1995. Mr. Yunus has also chosen to defer a portion of his compensation. His total deferred compensation, including dividends and capital appreciation, was $10,082 as of September 30, 1995.
<F4> As of December 31, 1995. The Fund Complex consists of eight (8)
registered investment companies.

==========================================================================
                    INVESTMENT ADVISOR AND SUB-ADVISOR
==========================================================================

         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual").
         The Advisory Contract between the Fund and the Advisor was entered into on May 21, 1992, and will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Directors of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the trustees of the Fund who are not parties to the Contract or interested persons of parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party upon 60 days' prior written notice; it automatically terminates in the event of its assignment.
         Under the Contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Directors. For its services, the Advisor receives an annual fee of 1.00% of the Fund's average daily net assets up to $250 million, 0.975% of the next $250 million, and 0.925% on assets in excess of $500 million. The Advisor may voluntarily defer its fees or assume expenses of the Fund. For 1993, the Advisor received a fee of $125,080, waived $130,613 of its advisory fees, and assumed $49,980 of expenses. During fiscal year 1994, no fees were waived and $4,980 of expenses were reimbursed for Class C Shares. For 1995, the Advisor received a fee of $1,871,430. The Advisor may recapture from (charge to) the Fund for such expenses incurred through December 31, 1992, provided that such recapture would not cause the Fund's aggregate expenses to exceed an annual expense limit of 2.00%, and that such recapture shall be made to the Advisor only from the two-year period from January 1, 1993 through December 31, 1994. The Advisor may voluntarily agree to further defer its fees or assume Fund expenses from January 1, 1993 through December 31, 1994 ("Additional Deferral/Assumption Period"). If so, the Advisor may recapture from (charge to) the Fund for any such expenses incurred during the Additional Deferral/Assumption Period, provided that such recapture would  not  cause  the  Fund's  aggregate  expenses  to  exceed  an annual expense limit of 2.00%, and that such recapture shall be made to the Advisor only from the two-year period from January 1, 1995 through
December 31, 1996.  Each year's  current  advisory fees  (incurred in that year)  will be  paid in full  before  any  recapture  for a prior  year is applied. Recapture then will be applied beginning with the most recent year first. As of September 30, 1993, the total amount of fees and expenses subject to recapture is $193,263. For the 1994 fiscal period, the Advisor recaptured $45,532 of fees it had deferred in 1992 from Class A Shares. No fees were recaptured during 1995.
         The Fund's Sub-Advisor is Murray Johnstone International, Ltd. ("Sub-Advisor" or "Murray Johnstone"). Pursuant to an Investment
Sub-Advisory Agreement with the Advisor, the Sub-Advisor determines investment selections for the Fund. For its services, the Sub-Advisor receives an annual fee from the Advisor of 0.45% of the Fund's average daily net assets under management by the Sub-Advisor up to $250 million, 0.425% on the next $250 million, and 0.40% on assets in excess of $500 million.
         Through 85 years experience in investment management, Murray Johnstone has developed a wealth of expertise in international markets and has grown into one of the largest independent investment manager in Scotland. Founded in 1907 and headquartered in Glasgow, Murray Johnstone has evolved into a diversified group with offices on three continents and over $6 billion under management. In 1989, responding to growing investment opportunities, Murray Johnstone International Limited was registered as an investment advisor with the United States Securities and Exchange Commission. They have U.S. offices in Chicago and Minneapolis.
         Calvert Administrative Services Company ("CASC", an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC receives an annual fee from the Fund of 0.10% of the Fund's average daily net assets, with a minimum annual fee of $40,000. For fiscal year 1993, 1994, and 1995, CASC received $69,908,
$110,078, and $187,143, respectively, in administrative fees.
         The Advisor provides the Fund with investment supervision and management, administrative services, office space, furnishes executive and other personnel to the Fund, and may pay Fund advertising and promotional expenses. The Advisor reserves the right to compensate broker-dealers in consideration of their promotional or administrative services. The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; federal and state securities registration fees; salaries, fees and expenses of directors, executive officers and employees of the Fund, who are not ''affiliated persons" of the Advisor or the Sub-Advisor within the meaning of the Investment Company Act of 1940; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. The Advisor has agreed to reimburse the Fund for all expenses (excluding brokerage, taxes, interest, and all or a portion of distribution and certain other expenses, to the extent allowed by state or federal law or regulation, such as California Rule 260.140.84) exceeding the most restrictive expense limitation in those states where the Fund's shares are qualified for sale (currently 2.5% of the Fund's first $30 million of average net assets, 2% of the next $70 million, and 1.5% of the excess over $100 million).

==========================================================================
                          METHOD OF DISTRIBUTION
==========================================================================

         The Fund has entered into an agreement with Calvert Distributors, Inc. ("CDI") whereby CDI, acting as principal underwriter for the Fund, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive reimbursement of distribution expenses pursuant to the Distribution Plan. For fiscal years 1993, 1994, and 1995, CDI received distribution fees of $0, $241,563, and $454,763, respectively, under the Class A Distribution Plan. Of the Class A distribution expenses paid in fiscal 1995, $392,243 was used to compensate dealers for their share distribution promotional services, and the remainder was used for the printing and mailing of prospectuses and sales materials to investors (other than current shareholders). CDI also receives the portion of the sales charge in excess of the dealer reallowance. For 1993, 1994, and
1995, CDI received net sales charges of $176,121, $526,194, and $163,702, respectively.
         Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans (the "Plans") which permits the Fund to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.35% of the Fund's Class A average daily net assets. Expenses under the Fund's Class C Plan may not exceed, on an annual basis, 1.00% of the average daily net assets of Class C. For the period from inception (March 1, 1994) to September 30, 1994, Class C Distribution Plan expenses totaled $9,889. In 1995, Class C Distribution expenses were $52,378. Fiscal year 1995 Class C Distribution Plan expenses were used entirely to compensate dealers distributing shares, and to compensate the underwriter.
         The Fund's Distribution Plans were approved by the Board of Directors, including the Directors who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Directors who are not interested persons of the Fund is committed to the discretion of such disinterested Directors. In establishing the Plans, the Directors considered various factors including the amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.
         The Plans may be terminated by vote of a majority of the non-interested Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the Fund. Any change in the Plans that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Directors, including a majority of the non-interested Directors as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Directors who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Directors.
      Apart from the Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.

==========================================================================
                 TRANSFER AND SHAREHOLDER SERVICING AGENT
==========================================================================

         Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as transfer agent, dividend disbursing agent and shareholder servicing agent. These responsibilities include: responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions; daily updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing semi-annual statements to shareholders regarding their accounts. For its fiscal years ended September 30, 1993, 1994, and 1995, the Fund paid Calvert Shareholder Services, Inc. fees of $74,523, $284,177, and $432,466, respectively.

==========================================================================
                          PORTFOLIO TRANSACTIONS
==========================================================================

         Fund transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Fund's Advisor and Sub-Advisor under the direction and supervision of the Fund's Board of Directors.
         Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Fund may pay brokerage commissions to broker-dealers who provide the Fund with statistical, research, or other information and services. Although any statistical research or other information and services provided by such broker-dealers may be useful to the Advisor and the Sub-Advisor, the dollar value of such information and services is generally indeterminable, and its availability or receipt does not serve to materially reduce the Advisor's or Sub-Advisor's normal research activities or expenses. During fiscal years 1993, 1994, and 1995, no commissions were paid to any officer or director of the Fund, or to any of their affiliates.
         The Advisor and Sub-Advisor may also execute portfolio transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold.
      Depending  upon market  conditions,  portfolio  turnover,  generally defined as the lesser of annual sales or purchases of portfolio securities divided by the average monthly value of the Fund's portfolio securities (excluding from both the numerator and the denominator all securities whose maturities or expiration dates as of the date of acquisition are one year or less), expressed as a percentage, is under normal circumstances expected to be approximately 85%. For the 1993, and 1994, and 1995 fiscal periods, the portfolio turnover rates of the Fund were 35%, 78%, and 73% respectively.

==========================================================================
                  INDEPENDENT ACCOUNTANTS AND CUSTODIANS
==========================================================================

         Coopers & Lybrand, L.L.P. has been selected by the Board of Directors to serve as independent auditors for fiscal year 1996. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. First National
Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund's Fund.

==========================================================================
                           GENERAL INFORMATION
==========================================================================

         The Fund was organized as a Maryland Corporation on February 14, 1992. The other series of the Fund is the Calvert Capital Accumulation Fund.
         Each share represents an equal proportionate interest with each other share and is entitled to such dividends and distributions out of the income belonging to such class as declared by the Board. The Fund offers two separate classes of shares: Class A and Class C. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
         The Fund will send its shareholders confirmations of purchase and redemption transactions, as well as periodic transaction statements and unaudited semi-annual and audited annual financial statements of the Fund's investment securities, assets and liabilities, income and expenses, and changes in net assets.
         The Prospectus and this Statement of Additional Information do not contain all the information in the Fund's registration statement.
The registration statement is on file with the Securities and Exchange Commission and is available to the public.

==========================================================================
                           FINANCIAL STATEMENTS
==========================================================================

         The audited financial statements in the Fund's 1995 Annual Report to Shareholders, are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling the Fund.

==========================================================================
                                 APPENDIX
==========================================================================

CORPORATE BOND AND COMMERCIAL PAPER RATINGS

Corporate Bonds:
Description of Moody's  Investors  Service  Inc.'s/Standard  & Poor's bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.
         C/C: This rating is only for no-interest income bonds.
         D: Debt in default; payment of interest and/or principal is in arrears.

Commercial Paper:
         MOODY'S INVESTORS SERVICE, INC.:
         The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5)
amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.

         STANDARD & POOR'S CORPORATION:
         Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.


                             LETTER OF INTENT


                                                          Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

         I intend to invest in the shares of:     (Fund or Portfolio name*)
during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount
(excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000  __ $100,000  __ $250,000  __ $500,000  __ $1,000,000

         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.



Dealer                                     Name of Investor(s)


By
     Authorized Signer                     Address



Date                                       Signature  of Investor(s)



Date                                       Signature  of Investor(s)



*"Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be, here indicated.

                                                                        Part C


                        PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a)      Financial statements

                  Financial statements incorporated by reference to:

                  All financial statements for Calvert World Values Fund, Inc., Global Equity Fund series are incorporated by reference to Registrant's Annual Report to Shareholders dated September 30, 1995, and filed December 12 , 1995.

         (b)      Exhibits:

                  1. Articles of Incorporation (incorporated by reference to Registrant's Initial Registration Statement, February 18, 1992).

                  2.       By-Laws, (incorporated by reference to
                           Registrant's Pre-Effective Amendment No. 1,
                           May 21, 1992).

                  4.       Specimen Stock Certificate, (Draft
                           incorporated by reference to Registrant's
                           Pre-Effective Amendment No. 2, May 27, 1992).

                  5.a. Investment Advisory Contract, (incorporated by reference to Registrant's Pre-Effective Amendment No. 1, May 21, 1992).

                  5.b. Sub-advisory Contract, (incorporated by reference to Registrant's Pre-Effective Amendment No. 1, May 21, 1992).

                  6. Underwriting Agreement, (incorporated by reference to Registrant's Post-Effective Amendment No. 4, January 31, 1995).

                  7. Directors' Deferred Compensation Agreement, (incorporated by reference to Registrant's Post-Effective Amendment No. 4, January 31,
                           1995).

                  8. Custodial Contract, (Draft incorporated by reference to Registrant's Pre-Effective Amendment No. 2, May 27, 1992).

                  9.a. Transfer Agency Contract, (incorporated by reference to Registrant's Pre-Effective Amendment No. 1, May 21, 1992).

                  9.b.     Administrative Services Agreement,
                           (incorporated by reference to Registrant's
                           Pre-Effective Amendment No. 1, May 21, 1992).

                  10. Opinion and Consent of Counsel as to Legality of Shares Being Registered.

                  11.      Consent of Independent Accountants to Use of Report.

                  14. Model Retirement Plans, (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, May 27, 1992).

                  15. Plan of Distribution, (for Class A shares, incorporated by reference to Registrant's Pre-Effective Amendment No. 1, May 21, 1992). (For Class B and C shares, incorporated by reference to Registrant's Post-Effective Amendment No. 4, January 31, 1995).

                  16. Schedule for Computation of Performance Quotation,.(incorporated by reference to Registrant's Post-Effective Amendment No. 4, January 31, 1995).

                  17. Multiple-class Plan pursuant to Investment Company Act of 1940 Rule 18f-3, filed herewith.

         Exhibits 3, 12, and 13 are omitted because they are inapplicable.


Item 25.  Persons Controlled By or Under Common Control With Registrant

         Registrant is controlled by its Board of Directors. Some members of Registrant's Board also serve on the Board of Trustees/Directors for Calvert Social Investment Fund, Calvert New World Fund, Inc., or Acacia Capital Corporation, and/or a common Board with five registered investment companies, First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Cash Reserves (doing business as Money Management Plus), The Calvert Fund, and Calvert Municipal Fund, Inc.


Item 26.  Number of Holders of Securities

         As of November 30, 1995, there were 20,050 holders of record of Registrant's Class A shares of common stock for the Calvert World Values Global Equity Fund series.

         As of November 30, 1995, there were 929 holders of record of Registrant's Class C shares of common stock for the Calvert World Values Global Equity Fund series.

         As of November 30, 1995, there were 1,852 holders of record of Registrant's Class C shares of common stock for the Calvert World Values Capital Accumulation Fund series.

         As of November 30, 1995, there were 286 holders of record of Registrant's Class C shares of common stock for the Calvert World Values Capital Accumulation Fund series.

Item 27.  Indemnification

         Registrant's ByLaws provide, in summary, that officers, directors, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of directors who are neither "interested persons" of Registrant, as that term is defined in
Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant may purchase and maintain liability insurance on behalf of any officer, director, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers errors and omissions liability coverage, plus $3 million in excess directors and officers liability coverage for the independent directors only. Registrant also maintains an $8 million Investment Company Blanket Bond (fidelity coverage) issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont 05402.



Item 28. Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity


Clifton S. Sorrell, Jr.             Calvert Asset Management  Officer
                                      Company, Inc.             and
                                    Investment Advisor        Director
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ----------------
                                    Calvert Group, Ltd.       Officer
                                    Holding Company             and
                                    4550 Montgomery Avenue    Director
                                    Bethesda, MD  20814
                                    ----------------
                                    Calvert Shareholder       Officer
                                      Services, Inc.            and
                                    Transfer Agent            Director
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ---------------
                                    Calvert Administrative    Officer
                                      Services Company          and
                                    4550 Montgomery Avenue    Director
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Distributors, Inc.Director
                                    Broker-Dealer
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    First Variable Rate Fund
                                      for Government Income
                                    Calvert Tax-Free Reserves Officer
                                    Calvert Social Investment   and
                                      Fund                    Trustee
                                    Money Management Plus
                                    The Calvert Fund

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Acacia Capital
                                      Corporation             Officer
                                    Calvert Municipal Fund,     and
                                      Inc.                    Director
                                    Calvert World
                                      Values Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert New World         Director
                                      Fund, Inc.
                                    Investment Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ----------------
                                    Calvert-Sloan Advisers,
                                      L.L.C.                  Director
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814


Item 28. Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity


Ronald M.                           First Variable Rate Fund
Wolfsheimer                           for Government Income
                                    Calvert Tax-Free Reserves Officer
                                    Money Management Plus
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    --------------
                                    Calvert Asset Management  Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Group, Ltd.       Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Shareholder       Officer
                                      Services, Inc.
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Administrative    Officer
                                      Services Company          and
                                    Service Company           Director
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Distributors,
                                      Inc.                    Officer
                                    Broker-Dealer               and
                                    4550 Montgomery Avenue    Director
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert-Sloan Advisers,   Officer
                                    L.L.C. Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ----------------


Item 28.
Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity



David R. Rochat                     First Variable Rate
                                    Fund for Government Income
                                    Calvert Tax-Free Reserves Officer
                                    Money Management Plus       and
                                    The Calvert Fund          Trustee

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Municipal Fund,  Officer
                                    Inc. Investment Company    and
                                    4550 Montgomery          Director
                                    Avenue Bethesda,
                                    Maryland 20814
                                    ---------------
                                    Calvert Asset Management  Officer
                                    Company, Inc.               and
                                    Investment Advisor        Director
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Chelsea Securities, Inc.  Officer
                                    Securities Firm             and
                                    Post Office Box 93        Director
                                    Chelsea, Vermont  05038
                                    ---------------
                                    Grady, Berwald & Co.      Officer
                                    Holding Company             and
                                    43A South Finley Avenue   Director
                                    Basking Ridge, NJ  07920
                                    ---------------

Reno J. Martini                     Calvert Asset Management  Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Group, Ltd.       Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Distributors, Inc.Director
                                    Broker-Dealer               and
                                    4550 Montgomery Avenue    Officer
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert-Sloan Advisers,   Director
                                      L.L.C. Investment Advisor and
                                   4550 Montgomery            Officer
                                    Avenue Bethesda,
                                    Maryland 20814
                                    ----------------



Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address Capacity


Reno J. Martini                     First Variable Rate Fund
                                      for Government Income
                                    (continued)   Calvert
                                    Tax-Free Reserves        Officer
                                    Money Management Plus
                                    Calvert Social
                                      Investment Fund
                                    The Calvert Fund
                                    Acacia Capital
                                      Corporation, Calvert
                                      Municipal Fund, Inc.
                                    Calvert World Values
                                    Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------

Charles T. Nason                    Acacia Mutual Life
                                      Insurance             Officer
                                    Acacia National Life      and
                                      Insurance             Director
                                    Insurance Companies
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    ------------------
                                    Acacia Financial
                                      Corporation           Officer
                                    Holding Company           and
                                    51 Louisiana Avenue, NW Director
                                    Washington, D.C.  20001
                                    ------------------
                                    Acacia Federal Savings
                                      Bank                  Director
                                    Savings Bank
                                    7600-B Leesburg Pike
                                    Falls Church, Virginia 22043
                                    ------------------
                                    Enterprise Resources, Inc.
                                    Business Support        Officer
                                      Services                and
                                    51 Louisiana Avenue, NW Director
                                    Washington, D.C.  20001
                                    ------------------
                                    Acacia Insurance
                                    Management Services
                                    Corporation             Officer
                                    Service Corporation
                                    and 51 Louisiana
                                    Director Avenue, N.W.
                                    Washington, D.C.  20001
                                    ------------------
                                    Calvert Group, Ltd.     Director
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ------------------
                                    Calvert Administrative  Director
                                      Services Co.
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ------------------

Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity



Charles T. Nason                    Calvert Asset Management
  (continued)                         Co., Inc.               Director
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ------------------
                                    Calvert Shareholder
                                      Services, Inc.          Director
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ------------------
                                    The Advisors Group, Inc.  Director
                                    Broker-Dealer and
                                      Investment Advisor
                                    51 Louisiana Avenue, NW
                                    Washington, D.C. 20001
                                    ------------------
                                    Calvert Social Investment
                                      Fund                    Trustee
                                    Investment Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    -----------------



Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity


Robert-John H.                      Acacia National Life
Sands                                 Insurance               Officer
                                    Insurance Company           and
                                    51 Louisiana Avenue, NW   Director
                                    Washington, D.C.  20001
                                    -------------------
                                    Acacia Mutual Life
                                      Insurance               Officer
                                    Insurance Company
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    -------------------
                                    Acacia Financial
                                      Corporation             Officer
                                    Holding Company             and
                                    51 Louisiana Avenue, NW   Director
                                    Washington, D.C.  20001
                                    -------------------
                                    Acacia Federal Savings
                                      Bank                    Officer
                                    Savings Bank
                                    7600-B Leesburg Pike
                                    Falls Church, Virginia 22043
                                    ------------------
                                    Enterprise Resources, Inc.Director
                                    Business Support Services
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    ------------------
                                    Acacia Realty Corporation Officer
                                    Real Estate Investments
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    ------------------
                                    Acacia Insurance Management
                                      Services Corporation    Officer
                                    Service Corporation         and
                                    51 Louisiana Avenue, N.W. Director
                                    Washington, D.C.  20001
                                    ---------------
                                    Calvert Group, Ltd.       Director
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ------------------
                                    Calvert Administrative    Director
                                      Services, Co.
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ------------------
                                    Calvert Asset Management
                                      Co., Inc.               Director
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ------------------

Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity

Robert-John H.                      Calvert Shareholder
 Sands                                Services, Inc.          Director
 (continued)                        Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    The Advisors Group, Inc.  Director
                                    Broker-Dealer and
                                      Investment Advisor
                                    51 Louisiana Avenue, NW
                                    Washington, D.C. 20001
                                    ------------------

William M. Tartikoff                First Variable Rate Fund for
                                      Government Income
                                    Calvert Tax-Free Reserves Officer
                                    Money Management Plus
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    Calvert Group, Ltd.       Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    Calvert Administrative    Officer
                                      Services Company
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    Calvert Asset Management  Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    -------------------
                                    Calvert Shareholder       Officer
                                      Services, Inc.
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    -------------------
                                    Calvert Distributors, Inc.Officer
                                    Broker-Dealer               and
                                    4550 Montgomery Avenue    Director
                                    Bethesda, Maryland  20814
                                    -------------------
                                    Acacia National Life
                                      Insurance Company       Officer
                                    Insurance Company
                                    51 Louisiana Avenue, NW
                                    Washington, D.C. 20001
                                    -------------------



Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity



Susan Walker                        Calvert Group, Ltd.       Officer
  Bender                              Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    Calvert Administrative    Officer
                                      Services Company
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    Calvert Asset Management  Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    -------------------
                                    Calvert Shareholder       Officer
                                      Services, Inc.
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    -------------------
                                    Calvert Distributors,     Officer
                                    Inc. Broker-Dealer
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    -------------------
                                    First Variable Rate Fund for
                                      Government Income
                                    Calvert Tax-Free Reserves Officer
                                    Money Management Plus
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    Calvert-Sloan Advisers,
                                      L.L.C.                    Officer
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ----------------



Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity



Beth-ann Roth                       Calvert Group, Ltd.       Officer
                                      Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    Calvert Administrative    Officer
                                      Services Company
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    Calvert Asset Management  Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    -------------------
                                    Calvert Shareholder       Officer
                                      Services, Inc.
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    -------------------
                                    Calvert Distributors, Inc.Officer
                                    Broker-Dealer
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    -------------------
                                    First Variable Rate Fund for
                                      Government Income
                                    Calvert Tax-Free Reserves Officer
                                    Money Management Plus
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    Calvert-Sloan Advisers,
                                      L.L.C.                   Officer
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ----------------



Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity


Daniel K. Hayes                    Calvert Asset Management   Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    First Variable Rate Fund
                                      for Government Income
                                    Calvert Tax-Free Reserves Officer
                                    Money Management Plus
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------

Steve Van Order                     Calvert Asset Management  Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------



Item 29.  Principal Underwriters

         (a) Registrant's principal underwriter also underwrites First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves (d/b/a Money Management Plus), The Calvert Fund, and Calvert Municipal Fund, Inc., Calvert New World Fund, Inc., and Acacia Capital Corporation.

         (b)    Positions of Underwriter's Officers and Directors

Name and Principal           Position(s) with             Position(s) with
Business Address             Underwriter                  Registrant

Clifton S. Sorrell, Jr.      Director                     President
                                                          and Director

Ronald M. Wolfsheimer        Director, Senior Vice        Treasurer
                             President and Controller

William M. Tartikoff         Director, Senior Vice        Vice President
                             President and Secretary      and Secretary

Steven J. Schueth            President                    None

Karen Becker                 Vice President, Operations   None

John Poleondakis             Regional Vice President      None

Lee Mahfouz                  Regional Vice President      None

Geoff Ashton                 Regional Vice President      None

Debra Vick                   Regional Vice President      None

Susan Walker Bender          Assistant Secretary          Assistant Secretary

Beth-ann Roth                Assistant Secretary          Assistant Secretary

Katherine Stoner             Assistant Secretary          None

Lisa Crossley                Compliance Officer           None

The principal business address of the above individuals is 4550
Montgomery Avenue, Suite 1000N, Bethesda, Maryland  20814.

         (c)    Inapplicable.

Item 30.  Location of Accounts and Records

          Ronald M. Wolfsheimer, Treasurer
          and
          William M. Tartikoff, Secretary

          4550 Montgomery Avenue, Suite 1000N
          Bethesda, Maryland  20814

Item 31.  Management Services

          Not Applicable

Item 32.  Undertakings

          a)       Not applicable.

          b)       Not applicable.

          c) The Registrant undertakes to furnish to each person to whom a Prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.



                                SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Bethesda, and State of Maryland, on the ___ day of January, 1996.

                                              CALVERT WORLD VALUES  FUND, INC.

                                          By:
                                                  ________________________
                                                   Clifton S. Sorrell,  Jr.
                                                   President and Director

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.


Signature                       Title                       Date


________________________     President and  Director        01/30/96
Clifton S. Sorrell, Jr.      Principal Executive  Officer)


________________________     Principal Accounting  Officer  01/30/96
Ronald M. Wolfsheimer


__________**____________     Director                       01/30/96
John G. Guffey, Jr.


__________**____________     Director                       01/30/96
Terrence Mollner


__________**____________     Director                       01/30/96
Rustum Roy


__________**____________     Director                       01/30/96
D. Wayne Silby


__________**____________     Director                       01/30/96
Tessa Tennant


__________**____________     Director                       01/30/96
Mohammad Yunus



** Signed by Susan Walker Bender pursuant to power of attorney, attached hereto.

                            POWER OF ATTORNEY


     I, the undersigned Trustee/Director of Calvert World Values Fund (the "Fund") "Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

     The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

     The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

     When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

     WITNESS my hand on the date set forth below.



May 2, 1994
Date                                     Signature




                                        John G. Guffey, Jr.
Witness                                 Name of Trustee/Director

                            POWER OF ATTORNEY


     I, the undersigned Trustee/Director of Calvert World Values Fund (the "Fund") "Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

     The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

     The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

     When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

     WITNESS my hand on the date set forth below.



May 2, 1994
Date                                     Signature




                                        Terrence Mollner
Witness                                 Name of Trustee/Director

                            POWER OF ATTORNEY


     I, the undersigned Trustee/Director of Calvert World Values Fund (the "Fund") "Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

     The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

     The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

     When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

     WITNESS my hand on the date set forth below.



May 2, 1994
Date                                     Signature




                                        Rustum Roy
Witness                                 Name of Trustee/Director

                            POWER OF ATTORNEY


     I, the undersigned Trustee/Director of Calvert World Values Fund (the "Fund") "Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

     The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

     The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

     When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

     WITNESS my hand on the date set forth below.



May 2, 1994
Date                                     Signature




                                        D. Wayne Silby
Witness                                 Name of Trustee/Director

                            POWER OF ATTORNEY


     I, the undersigned Trustee/Director of Calvert World Values Fund (the "Fund") "Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

     The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

     The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

     When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

     WITNESS my hand on the date set forth below.



August 17, 1994
Date                                     Signature




                                        Tessa Tennant
Witness                                 Name of Trustee/Director

                            POWER OF ATTORNEY


     I, the undersigned Trustee/Director of Calvert World Values Fund (the "Fund") "Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

     The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

     The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

     When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

     WITNESS my hand on the date set forth below.



May 2, 1994
Date                                    Signature




                                        Mohammad Yunus
Witness                                 Name of Trustee/Director

                                                                Exhibit 10


                                            January 30, 1996


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


         Re:    Exhibit 10, Form N-1A
                Calvert World Values Fund, Inc.
                File numbers:       33-45829
                                    811-06563


Ladies and Gentlemen:


         As counsel to Calvert Group, Ltd., it is my opinion that the securities being registered by this Post-Effective Amendment No. 5 will be legally issued, fully paid and non-assessable when sold. My opinion is based on an examination of documents related to Calvert World Values Fund, Inc. (the "Fund"), including its Articles of Incorporation, other original or photostatic copies of Fund records, certificates of public officials, documents, papers, statutes, or authorities as I deemed necessary to form the basis of this opinion.

         I therefore consent to filing this opinion of counsel with the Securities and Exchange Commission as an Exhibit to the Fund's
Post-Effective Amendment No. 5 to its Registration Statement.


                                    Sincerely,

                                    Susan Walker Bender
                                    Associate General Counsel